 UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21317

Stadion Investment Trust

(Exact name of registrant as specified in charter)

1061 Cliff Dawson Road, Watkinsville, Georgia 30677

(Address of principal executive offices)(Zip code)

Edward Corrao, Esq.

ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203

(Name and address of agent for service)

Registrant's telephone number, including area code: (706) 583-5207

Date of fiscal year end: May 31

Date of reporting period: June 1, 2017 through May 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

ANNUAL REPORT

May 31, 2018

STADION TACTICAL GROWTH FUND

STADION TACTICAL DEFENSIVE FUND

STADION TRILOGY ALTERNATIVE RETURN FUND

STADION ALTERNATIVE INCOME FUND

TABLE OF CONTENTS

Letter to Shareholders	1
Performance Information	6
Disclosure of Fund Expenses	14
Schedules of Investments	16
Statements of Assets and Liabilities	27
Statements of Operations	29
Statements of Changes in Net Assets	30
Financial Highlights	32
Notes to Financial Statements	48
Report of Independent Registered Public Accounting Firm	60
Additional Information	61
Board of Trustees and Executive Officers	62
Approval of Investment Advisory Agreements	64

Stadion Investment Trust	Letter to Shareholders

May 31, 2018 (Unaudited)

Dear Stadion Fund Shareholder,

We are pleased to present Stadion Funds’ Annual Report through May 31, 2018, including an overview and discussion of market conditions intended to add context to the purpose and results of our investment approach.

12 Month Equity Market Overview:

Global equity prices continued their climb to new all-times through January 2018. Historically low levels of volatility, global synchronized growth and strong corporate earnings pushed equity prices higher. However, stock prices came under pressure in February, posting the worst single-month returns in over a year. Volatility, as measured by the CBOE Volatility Index (VIX), surged to its highest level in years, ending the calmest period of volatility on record. The large sell-off that was primarily driven by programmatic trading strategies and the unwinding of products tied to the CBOE Volatility Index (VIX), putting downward pressure on the S&P 500 Index. No real signs of panic developed outside of the speculators in volatility. Exchanges recouped some gains after falling into correction territory, a 10% drop from their January highs.

Global markets traded without a clear direction for the remainder of the reporting period. Investors were whipsawed by erratic trade and tariff policies between the U.S and China, higher inflation fueled by rising commodity process and the 10-year treasury note trading over 3% for the first since 2014.

For the year ending May 31, 2018, using the S&P 500 Index as a benchmark, equity prices climbed 14.38% on a total return basis. The NASDAQ Composite, led by big cap technology, charged ahead 21.34%.

In addition to the headwinds facing the domestic market, international markets battled a surging U.S. dollar and ongoing geo-political risk. The MSCI EAFE Index added 8.50% and the MSCI Emerging Market Index gained 14.43% during the period.

12 Month Bond Market Overview:

The bond market, as measured by the benchmark 10-year treasury note, spent most of the year in a well-defined trading range between 2.10% and 2.40% before breaking out to new highs and trading briefly above 3.00%, then settling the year at 2.82%.

Corporate bonds, both investment grade and high yield, were in strong demand from investors. Spreads remain near all-time tights.

Jerome Powell replaced Janet Yellen as Chairman of the Federal Reserve and is expected to continue the path of hiking rates. With the backdrop of a strengthening economy, near full employment and signs that inflation could be picking up, the Fed has raised short-term rates six times since 2015.

The Fed is beginning to take the threat of inflation more seriously with its preferred measure of inflation, core Personal Consumption Expenditures (PCE), finally hitting the 2% and the unemployment rate falling to 3.9%, the lowest level since December 2000. Low levels of unemployment are normally associated with growing inflation.

One of the major stories for the year was the flattening of the yield curve. Many analysts use the shape of the yield curve as a tool to forecast economic growth. An inverted yield curve is considered a predictor of economic recession. The yield differential drifted consistently lower, with the 2-year/10-year spread closing at 43 basis points, the narrowest since 2007.

Most bond classes had negative returns. The Bloomberg Barclays U.S Aggregate Bond Index returned -0.37%.

Stadion’s Two Tactical Equity Portfolios

The twin hallmarks of Stadion’s tactical equity line-up are their varying degrees of risk management and their ability to diversify across markets. Stadion’s Tactical Growth Fund (“Growth Fund”) offers growth orientation with a still-defensive bias; for additional defense, Stadion’s Tactical Defensive Fund (“Defensive Fund”) provides persistent market exposure but seeks timely significant reduced equity exposure to manage risk.

Stadion’s Two Alternative Portfolios

Stadion’s Trilogy Alternative Return Fund (“Trilogy Fund”) is an absolute return strategy designed to be market-direction agnostic over the course of a year. Stadion’s Alternative Income Fund (“Alternative Fund”) seeks to generate income from both traditional and non-traditional assets outside of typical fixed income markets.

Annual Report | May 31, 2018	1

Stadion Investment Trust	Letter to Shareholders

May 31, 2018 (Unaudited)

Stadion Tactical Growth Fund

The Growth Fund follows a rules-based, disciplined, proprietary model that quantitatively ranks—according to risk-adjusted return—all actively traded Exchange Traded Funds (“ETFs”) that pass our initial fundamental review. The holdings of the Tactical Growth Fund are adjusted so that ETFs showing strength in the model are purchased and held, while those showing weakness are sold, or simply not considered for purchase. The goal of the Growth Fund’s investment process is to produce long-term market-like returns at lower-levels of market exposure such returns would normally require. What differentiates the risk management of the Growth Fund from Stadion’s trend following strategies is that, instead of exiting to cash to reduce market exposure, the model intends to allocate a portion of the portfolio among defensive and non-correlated assets during turbulent times.

For the year ending May 31, 2018, the Growth Fund – Class A returned 11.80%, excluding the impact of the 5.75% sales load. This is compared to the Morningstar Moderately Aggressive Target Risk index at 10.24% and the S&P 500 index at 14.38%. For the period, the Growth Fund averaged a 79% Correlated (US and International Equity) and 21% Non-Correlated (Fixed Income, Commodity) position. While there was some rotation in this exposure, the overall split did not deviate significantly during the period, with the biggest movement being the Fund moving out of International Equity exposure during the market turbulence in February 2018. Our Sharpe rankings have had international equities low on the list for much of the reporting period. Consequently, the Growth Fund’s allocation has been tilted toward US equities.

Stadion Tactical Defensive Fund

The Defensive Fund seeks to focus on both longer term cyclical trends and shorter term intermediate trends to balance safety and return. One half of the portfolio (core) is governed by the longer-term Cyclical Trend (CT) measure and the other (satellite) by the shorter (more safety conscious) intermediate term, Dynamic Trend (DT) measure.

During the year ended May 31, 2018 the Defensive Fund’s Class A shares gained 7.77%, excluding the impact of the 5.75% sales load. This is compared to the Morningstar Moderate Target Risk index at 7.49% and the S&P 500 index at 14.38%.

Risk levels were low to begin the year and the Defensive Fund was fully invested in a globally diversified portfolio of ETFs. Shortly thereafter, stock and bond markets began gyrating on comments from multiple central banks towards less aggressive stimulus policies and increasing tensions with North Korea. The gyrations resulted in increased risk levels in the short-term risk measures and increased cash holdings in the satellite portion of the Fund.

By the end of August, investor sentiment began to focus on improving global economic growth, hopes of changes in the tax system, and the satellite portfolio was back to a fully invested position.

Risk levels remained low until February when a record spike in volatility and a barrage of headlines led to a 10% decline in the S&P 500 Index. Cash holdings were increased as the short-term risk indicators remained near their signal lines. The market soon stabilized and the Fund was fully invested.

Periods where the market lacks a well-supported short-term trend are uncomfortable for investors but are also expected in a defensive strategy designed to protect client assets from a major decline.

Through the year, the longer-term cyclical trend measures remained positive and the core portion of the Fund held a globally diversified portfolio of ETFs. The satellite portion of the Fund closed the year fully invested in U.S. equity ETFs, with a tilt towards small cap and technology.

The Fund performed as expected in a choppy headline driven market. The Fund, which is designed with a defensive bias, seeks to balance risk and reward, which we believe is prudent as we enter the 10th year of a bull market for stocks.

Stadion Trilogy Alternative Return Fund

The Alternative Fund’s multi-strategy portfolio intends to generate total returns regardless of market conditions by emphasizing lower risk and volatility than U.S. equities overall. The Alternative Fund’s equity, income, and trend components are designed for two of the three to find favor in a given year. For the year ended May 31, 2018, Alternative Fund Class A returned -1.02% excluding the impact of the 5.75% sales load, while the HFRX Absolute Return Index returned +2.94%. The Alternative Fund’s large cap equities benefitted from a market rally while not keeping pace with the S&P 500 as expected during a strong rally. Trilogy’s fixed income holdings were slightly negative for the year, along with the Bloomberg Barclays U.S Aggregate Bond Index’s -0.37%. The Alternative Fund’s option strategies faced mostly headwinds for the year with the relatively strong equity market. With an equity rally for the year, the Alternative Fund's protective collar was a drag on performance. Although the equity rally through year end benefitted the market movement portion of the Fund, the subsequent drop off and rangebound market from end of year through May 31st dragged on performance to leave the market movement portion slightly negative for the period. The short-dated option writing portion of the Fund was a drag on performance for the year, but we saw this performance start to turn-around midway through Q1 as higher volatilities and choppier markets tend to help this portion of the Fund.

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Stadion Investment Trust	Letter to Shareholders

May 31, 2018 (Unaudited)

Stadion Alternative Income Fund

The Income Fund seeks to generate income and absolute return with a low correlation to other traditional income strategies. It also seeks to avoid some of the blow-up risks associated with other options-based, premium-generating strategies.

The Income Fund seeks dividends from equities while utilizing a market collar to limit equity risk, and sells short term options on a rolling basis to try and collect premium from alternative sources while managing risk. For the year ended May 31, 2018, the Income Fund Class A returned -.50%, excluding the impact of the 5.75% sales load, while the Bloomberg Barclays U.S. Aggregate Bond Index returned -.37%. The diversified income approach suffered a bit given the strong equity rally for the year. A combination of factors, including dividend stock underperformance, and losses writing short-dated options, caused the Fund to be slightly negative for the year.

Stadion Observations and Market Outlook

Equity prices reached new all-time highs in January, but a brief record spike in volatility sparked the first 10% correction in almost two years. A pull back in prices is not unexpected following a surge of over 30% in S&P 500 since the presidential election. Stocks recovered some of those declines but traded the balance of the reporting period in a somewhat narrow range as investors digest a multitude of cross currents looking for the next major trend.

The U.S. economy appears to be on solid footing with economic growth (GDP) running close to 3.00% for consecutive quarters, and some analysts are forecasting 4.00% for the 2Q 2018. The unemployment rate has fallen to 3.90%, the lowest level since December 2000. Corporations are beginning to see the benefits of lower tax rates and are posting record earnings.

However, troublesome clouds are on the horizon. The strengthening economy and rising inflation fears gives support to the Fed’s plan of further rate hikes through 2018 and 2019. Alongside rising rates, President Trump’s recently signed spending increases could expand the annual budget deficit to $1 trillion over the next few years. Investors are beginning to question the theme of synchronized global growth, as the world waits to see if President Trump imposes trade sanctions on U.S. global trading partners and what their response will be. Later in 2018 or 2019, the European Central Bank and the Bank of Japan could join the Fed in beginning to normalize their balance sheets.

So far, the markets have held major support levels and appear to be buying time until the next catalyst breaks this period of price consolidation. We will continue to follow our disciplined investment approaches to manage client assets seeking to balance risk and reward to achieve long term investment goals.

Thank you for entrusting your “serious money” to Stadion. Please feel free to contact us with any questions you may have.

Sincerely,

Stadion Money Management

Brad Thompson, CFA

Chief Investment Officer

The views in this report were those of the Funds’ investment adviser as of the date of this Report and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Funds and do not constitute investment advice.

Investment in the Funds are subject to investment risks, including, without limitation, market risk, management style risk, risks related to “fund of funds” structure, sector risk, fixed income risk, tracking risk, risks related to ETF net asset value and market price, foreign securities risk, risks related to portfolio turnover and small capitalization companies risk. Since each of the Growth Fund, Defensive Fund and Alternative Fund is a “fund of funds,” an investor will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which these Funds invest in addition to the Funds’ direct fees and expenses.

Derivative instruments can be volatile and the potential loss to the Funds may exceed the Funds’ initial investment. Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. The Funds could also experience losses if they are unable to close out a position because the market for an instrument or position is or becomes illiquid.

Annual Report | May 31, 2018	3

Stadion Investment Trust	Letter to Shareholders

May 31, 2018 (Unaudited)

The Funds’ foreign investments generally carry more risks than funds that invest strictly in U.S. assets, including currency risk, geographic risk, and emerging market risk. Risks can also result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. More information about these risks and other risks can be found in the Funds’ prospectus.

Any references to specific securities or market indexes are for informational purposes only. They are not intended as specific investment advice and should not be relied on for making investment decisions.

Diversification does not eliminate the risk of experiencing investment losses.

Past performance is no guarantee of future results. Investments are subject to risk, and any of Stadion's investment strategies may lose money.

One may not invest directly in an index, which is unmanaged and does not incur fees, expenses, or taxes.

Correlation is a measure of how investments move in relation to one another. A correlation of 1 means the two asset classes move exactly in line with each other, while a correlation of -1 means they move in the exact opposite direction.

The CBOE Volatility Index—VIX-- is a key measure of market expectations of near-term volatility conveyed by S&P 500 stock index option prices.

The S&P 500 Index is the Standard & Poor’s Composite Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices.

The Bloomberg Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented

An Exchange Traded Fund (ETF) is a fund that tracks a specific index (bonds, commodities, etc.) but trades on stock exchange in the same manner as common stocks. ETFs tend to have higher liquidity than mutual funds.

Gross domestic product (GDP) is the monetary value of all the finished goods and services produced within a country's borders in a specific time period.

The "core" PCE price index is defined as personal consumption expenditures (PCE) prices excluding food and energy prices. The core PCE price index measures the prices paid by consumers for goods and services without the volatility caused by movements in food and energy prices to reveal underlying inflation trends.

The 10-year Treasury note is a debt obligation issued by the United States government with a maturity of 10 years upon initial issuance. A 10-year Treasury note pays interest at a fixed rate once every six months, and pays the face value to the holder at maturity.

MSCI Emerging Markets Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

MSCI EAFE Index (Europe, Australasia, Far East) is an unmanaged free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

The Morningstar Target Risk Index family is designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds, and inflation-hedged instruments. The Morningstar Moderate Target Risk Index seeks approximately 60% global equity exposure. The Morningstar Moderately Aggressive Target Risk Index seeks approximately 80% global equity exposure.

The European Central Bank is the central bank for the euro and administers monetary policy for the eurozone.

The Bank of Japan is the central bank of Japan.

Absolute Return is the total return generated by an asset over a specific time period.

Yield Curve is a line that plots interest rates of bonds, at specific point in time, which have equal credit quality but different maturity dates.

The HFRX Absolute Return Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance.

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Stadion Investment Trust	Letter to Shareholders

May 31, 2018 (Unaudited)

Nasdaq Composite Index is a stock market index of common stocks and similar securities listed on the Nasdaq stock market. It is highly followed in the U.S. as an indicator of the performance of technology and growth company stocks.

A “collar” is an option strategy that limits the range of possible positive or negative returns on an underlying security to a specific range for a specific period of time as determined by the options expiration date.

Short-dated option writing is selling options with an expiration date typically within the next three months from the date of sale.

Annual Report | May 31, 2018	5

Stadion Tactical Growth Fund	Performance Information

May 31, 2018 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Tactical Growth Fund(a) and the Morningstar Moderately Aggressive Target Risk Index

Average Annual Total Returns(b)(c) (for periods ended May 31, 2018)

	1 Year	5 Year	10 Year	Since Inception
Stadion Tactical Growth Fund - A - NAV	11.80%	7.89%	7.28%	6.79%
Stadion Tactical Growth Fund - A – POP	5.39%	6.63%	6.64%	6.34%
Stadion Tactical Growth Fund - C - NAV	10.99%	7.08%	6.48%	5.99%
Stadion Tactical Growth Fund - C - CDSC	9.99%	7.08%	6.48%	5.99%
Stadion Tactical Growth Fund - I - NAV	12.09%	8.16%	7.55%	7.06%
Stadion Tactical Growth Fund - T - NAV	11.76%	7.89%	7.28%	6.79%
Stadion Tactical Growth Fund - T - POP	8.92%	7.35%	7.01%	6.60%
Morningstar Moderately Aggressive Target Risk Index	10.24%	8.22%	6.38%	7.70%(d)

(a)	The line graph above represents performance of Class I shares only, which will vary from the performance of Class A, Class C and Class T shares based on the difference in loads and fees paid by shareholders in different classes.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.

(c)	The performance shown includes that of the predecessor Fund, the ETF Market Opportunity Fund, a series of Aviemore Trust, which was reorganized into Class I shares of the Fund, as of the close of business on March 29, 2013. Class I, Class A, Class C and Class T shares of the Fund commenced operations on May 3, 2004, April 1, 2013, April 1, 2013, and August 14, 2017, respectively. The performance shown for Class A, Class C and Class T shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Fund’s Class I shares, the initial share class, calculated using the fees and expenses of Class A, Class C and Class T shares respectively and without the effect of any fee and expense limitations or waivers. If Class A, Class C and Class T shares of the Fund had been available during periods prior to April 1, 2013, the performance shown may have been different.

(d)	Represents the period from May 3, 2004 (date of original public offering of Class I shares) through May 31, 2018.

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Stadion Tactical Growth Fund	Performance Information

May 31, 2018 (Unaudited)

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

The Total Annual Fund Operating Expenses for Class A, Class C, Class I and Class T, based on the current Fund prospectus dated August 14, 2017, are 1.87%, 2.63%, 1.64% and 1.84%, respectively. The Fund’s investment adviser, Stadion Money Management, LLC (the “Advisor”) has entered into an Expense Limitation Agreement with the Fund under which it has contractually agreed to waive Management Fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) of Class A, Class C, Class I and Class T shares to not more than 1.30% of the average daily net assets allocable to each Class of the Fund. The Expense Limitation Agreement is currently in effect until October 1, 2018.

POP, the “Public Offering Price” (which reflects sales loads), and NAV, the “Net Asset Value” price (which does not reflect sales loads), are terms used to describe what share price was applied to Class A, Class T and/or Class C shares at the time of purchase. A CDSC (“Contingent Deferred Sales Charge”) is a redemption fee that can be applied if purchased shares are redeemed prior to a specified holding period. For additional information please consult the Fund’s Prospectus.

The Morningstar Target Risk Index family is designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments. The Morningstar Moderately Aggressive Target Risk Index seeks approximately 80% global equity exposure.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

Annual Report | May 31, 2018	7

Stadion Tactical Defensive Fund	Performance Information

May 31, 2018 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Tactical Defensive Fund(a), the S&P 500® Total Return Index and the Morningstar Moderate Target Risk Index

Average Annual Total Returns(b) (for periods ended May 31, 2018)

	1 Year	5 Year	10 Year	Since Inception(c)
Stadion Tactical Defensive Fund - A - NAV	7.77%	4.49%	3.55%	3.95%
Stadion Tactical Defensive Fund - A - POP	1.56%	3.26%	2.94%	3.43%
Stadion Tactical Defensive Fund - C - NAV	6.97%	3.70%	2.75%	3.14%
Stadion Tactical Defensive Fund - C - CDSC	5.97%	3.70%	2.75%	3.14%
Stadion Tactical Defensive Fund - I - NAV	8.03%	4.72%	3.77%	4.17%
Stadion Tactical Defensive Fund - T - NAV	7.77%	4.48%	3.55%	3.95%
Stadion Tactical Defensive Fund - T - POP	5.09%	3.95%	3.29%	3.72%
Morningstar Moderate Target Risk Index(d)	7.49%	6.58%	5.78%	6.23%(e)
S&P 500® Total Return Index	14.38%	12.98%	9.14%	8.60%(e)

(a)	The line graph above represents performance of Class A shares only, which will vary from the performance of Class C, Class I and Class T shares based on the difference in loads and fees paid by shareholders in different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 5.75%.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.
(c)	Class A, Class C, Class I and Class T shares of the Fund commenced operations on September 15, 2006, October 1, 2009, May 28, 2010, and August 14, 2017, respectively. The performance shown for Class C, Class I and Class T shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Fund’s Class A shares, the initial share class, calculated using the fees and expenses of Class C, Class I and Class T shares respectively and without the effect of any fee and expense limitations or waivers. If Class C, Class I and Class T shares of the Fund had been available during periods prior to October 1, 2009, May 28, 2010, and August 14, 2017, respectively, the performance shown may have been different.
(d)	Effective September 28, 2017, the Morningstar Moderate Target Risk Index replaced the S&P 500 Index as the Fund’s benchmark. The Morningstar Moderate Target Risk Index was selected as it more closely aligns to the Defensive Fund’s investment strategies.
(e)	Represents the period from September 15, 2006 (date of original public offering of Class A shares) through May 31, 2018.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

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Stadion Tactical Defensive Fund	Performance Information

May 31, 2018 (Unaudited)

The Total Annual Fund Operating Expenses for Class A, Class C, Class I and Class T, based on the current Fund prospectus dated August 14, 2017, are 2.11%, 2.88%, 1.92% and 2.09%, respectively. The Fund’s investment advisor, Stadion Money Management, LLC (the “Advisor”) has agreed to waive fees and reimburse for other operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments, if any, under a Rule 12b-1 Distribution Plan) in excess of 1.70% of the average daily net assets for Class A, Class C, Class I, and Class T, until at least October 1, 2018.

POP, the “Public Offering Price” (which reflects sales loads), and NAV, the “Net Asset Value” price (which does not reflect sales loads), are terms used to describe what share price was applied to Class A, Class T and/or Class C shares at the time of purchase. A CDSC (“Contingent Deferred Sales Charge”) is a redemption fee that can be applied if purchased shares are redeemed prior to a specified holding period. For additional information please consult the Fund’s Prospectus.

The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes.

The Morningstar Target Risk Index family is designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments. The Morningstar Moderate Target Risk Index seeks approximately 60% global equity exposure.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

Annual Report | May 31, 2018	9

Stadion Trilogy Alternative Return Fund	Performance Information

May 31, 2018 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Trilogy Alternative Return Fund(a), the HFRX Absolute Return Index and the Bloomberg Barclays US Aggregate Bond Index

Average Annual Total Returns(b)(c) (for periods ended May 31, 2018)

	1 Year	5 Year	Since Inception
Stadion Trilogy Alternative Return Fund - A - NAV	-1.02%	1.67%	2.30%
Stadion Trilogy Alternative Return Fund - A - POP	-6.70%	0.46%	1.32%
Stadion Trilogy Alternative Return Fund - C - NAV	-1.75%	0.88%	1.53%
Stadion Trilogy Alternative Return Fund - C - CDSC	-2.73%	0.88%	1.53%
Stadion Trilogy Alternative Return Fund - I - NAV	-0.72%	1.89%	2.54%
Stadion Trilogy Alternative Return Fund - T - NAV	-0.93%	1.68%	2.31%
Stadion Trilogy Alternative Return Fund - T – POP	-3.44%	1.16%	1.89%
HFRX Absolute Return Index	2.94%	1.99%	1.97%(d)
Bloomberg Barclays US Aggregate Bond Index	-0.37%	1.98%	2.07%(d)

(a)	The line graph above represents performance of Class A shares only, which will vary from the performance of Class C, Class I and Class T shares based on the difference in loads and fees paid by shareholders in different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 5.75%.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.
(c)	Class A, Class C, Class I and T shares of the Fund commenced operations on April 2, 2012, April 2, 2012, April 2, 2012 and August 14, 2017, respectively. The performance shown for Class T shares for periods pre-dating the commencement of operations of this class reflects the performance of the Fund’s Class A shares calculated using the fees and expenses of Class T shares respectively and without the effect of any fee and expense limitations or waivers. If Class T shares of the Fund had been available during periods prior to August 14, 2017, the performance shown may have been different.
(d)	Represents the period from April 2, 2012 (date of original public offering of Class A shares) through May 31, 2018.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

10	www.stadionfunds.com

Stadion Trilogy Alternative Return Fund	Performance Information

May 31, 2018 (Unaudited)

The Total Annual Fund Operating Expenses for Class A, Class C, Class I and Class T, based on the current Fund prospectus dated August 14, 2017, are 1.93%, 2.71%, 1.73% and 1.93%, respectively. The Fund’s investment advisor, Stadion Money Management, LLC (the “Advisor”) has agreed to waive fees and reimburse for other operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments if any, under a Rule 12b-1 Distribution Plan) in excess of 1.38% of the average daily net assets for Class A, Class C, and Class I, until at least October 1, 2019.

POP, the “Public Offering Price” (which reflects sales loads), and NAV, the “Net Asset Value” price (which does not reflect sales loads), are terms used to describe what share price was applied to Class A, Class T and/or Class C shares at the time of purchase. A CDSC (“Contingent Deferred Sales Charge”) is a redemption fee that can be applied if purchased shares are redeemed prior to a specified holding period. For additional information please consult the Fund’s Prospectus.

The HFRX Absolute Return Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance.

Bloomberg Barclays US Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated investment-grade fixed income securities with remaining maturities of one year and longer.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

Annual Report | May 31, 2018	11

Stadion Alternative Income Fund	Performance Information

May 31, 2018 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Alternative Income Fund(a) and the Bloomberg Barclays US Aggregate Bond Index

Average Annual Total Returns(b) (for periods ended May 31, 2018)

	1 Year	5 Year	Since Inception(c)
Stadion Alternative Income Fund - A - NAV	-0.50%	1.29%	1.02%
Stadion Alternative Income Fund - A - POP	-6.26%	0.10%	-0.08%
Stadion Alternative Income Fund - C - NAV	-1.33%	0.52%	0.25%
Stadion Alternative Income Fund - C - CDSC	-2.28%	0.52%	0.25%
Stadion Alternative Income Fund - I - NAV	-0.33%	1.56%	1.26%
Stadion Alternative Income Fund - T - NAV	-0.50%	1.29%	1.02%
Stadion Alternative Income Fund - T - POP	-2.94%	0.78%	0.54%
Bloomberg Barclays US Aggregate Bond Index	-0.37%	1.98%	1.65%(d)

(a)	The line graph above represents performance of Class A shares only, which will vary from the performance of Class C, Class I and Class T shares based on the difference in loads and fees paid by shareholders in different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 5.75%.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.
(c)	Class A, Class C, Class I and Class T shares of the Fund commenced operations on December 31, 2012, August 7, 2015, February 14, 2013, and August 14, 2017. The performance shown for Class C, Class I and Class T shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Fund’s Class A shares, the initial share class, calculated using the fees and expenses of Class C, Class I and Class T shares, respectively, and without the effect of any fee and expense limitations or waivers. If Class C, Class I and Class T shares of the Fund had been available prior to August 7, 2015, February 14, 2013, and August 14, 2017, respectively, the performance shown may have been different.
(d)	Represents the period from December 31, 2012 (date of original public offering of Class A shares) through May 31, 2018.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

12	www.stadionfunds.com

Stadion Alternative Income Fund	Performance Information

May 31, 2018 (Unaudited)

The Total Annual Fund Operating Expenses for Class A, Class C, Class I and Class T, based on the current Fund prospectus dated August 14, 2017, are 1.47%, 2.20%, 1.24% and 1.40%, respectively. The Fund’s investment advisor, Stadion Money Management, LLC (the “Advisor”) has agreed to waive fees and reimburse for other operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments, if any, under a Rule 12b-1 Distribution Plan) in excess of 1.15% of the average daily net assets for Class A, Class C and Class I, until at least October 1, 2018.

POP, the “Public Offering Price” (which reflects sales loads), and NAV, the “Net Asset Value” price (which does not reflect sales loads), are terms used to describe what share price was applied to Class A and Class T shares at the time of purchase. For additional information please consult the Fund’s Prospectus.

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated investment-grade fixed income securities with remaining maturities of one year and longer.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

Annual Report | May 31, 2018	13

Stadion Investment Trust	Disclosure of Fund Expenses

May 31, 2018 (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, possibly including front-end and contingent deferred sales loads; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual funds’ ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables that follow are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (December 1, 2017) and held until the end of the period (May 31, 2018).

The tables that follow illustrate the Funds’ costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Funds’ actual returns, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Funds’ ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expense Ratio(a)	Expenses Paid During period 12/1/17 - 5/31/18(b)
Stadion Tactical Growth Fund - Class A
Based on Actual Fund Return	$1,000.00	$1,034.40	1.55%	$7.86
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.20	1.55%	$7.80
Stadion Tactical Growth Fund - Class C
Based on Actual Fund Return	$1,000.00	$1,031.10	2.30%	$11.65
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,013.46	2.30%	$11.55
Stadion Tactical Growth Fund - Class I
Based on Actual Fund Return	$1,000.00	$1,035.70	1.30%	$6.60
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.45	1.30%	$6.54
Stadion Tactical Growth Fund - Class T
Based on Actual Fund Return	$1,000.00	$1,033.30	1.55%	$7.86
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.20	1.55%	$7.80

14	www.stadionfunds.com

Stadion Investment Trust	Disclosure of Fund Expenses

May 31, 2018 (Unaudited)

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expense Ratio(a)	Expenses Paid During period 12/1/17 - 5/31/18(b)
Stadion Tactical Defensive Fund - Class A
Based on Actual Fund Return	$1,000.00	$995.90	1.91%	$9.50
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,015.41	1.91%	$9.60
Stadion Tactical Defensive Fund - Class C
Based on Actual Fund Return	$1,000.00	$992.40	2.60%	$12.92
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,011.97	2.60%	$13.04
Stadion Tactical Defensive Fund - Class I
Based on Actual Fund Return	$1,000.00	$997.40	1.62%	$8.07
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.85	1.62%	$8.15
Stadion Tactical Defensive Fund - Class T
Based on Actual Fund Return	$1,000.00	$996.60	1.79%	$8.91
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.01	1.79%	$9.00
Stadion Trilogy Alternative Return Fund - Class A
Based on Actual Fund Return	$1,000.00	$967.50	1.68%	$8.24
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.55	1.68%	$8.45
Stadion Trilogy Alternative Return Fund - Class C
Based on Actual Fund Return	$1,000.00	$964.20	2.41%	$11.80
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,012.91	2.41%	$12.09
Stadion Trilogy Alternative Return Fund - Class I
Based on Actual Fund Return	$1,000.00	$969.30	1.41%	$6.92
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.90	1.41%	$7.09
Stadion Trilogy Alternative Return Fund - Class T
Based on Actual Fund Return	$1,000.00	$969.40	1.68%	$8.25
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.55	1.68%	$8.45
Stadion Alternative Income Fund - Class A
Based on Actual Fund Return	$1,000.00	$988.40	1.40%	$6.94
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.95	1.40%	$7.04
Stadion Alternative Income Fund - Class C
Based on Actual Fund Return	$1,000.00	$984.80	2.15%	$10.64
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,014.21	2.15%	$10.80
Stadion Alternative Income Fund - Class I
Based on Actual Fund Return	$1,000.00	$989.00	1.15%	$5.70
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.20	1.15%	$5.79
Stadion Alternative Income Fund - Class T
Based on Actual Fund Return	$1,000.00	$988.60	1.40%	$6.94
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.95	1.40%	$7.04

(a)	The Fund's expense ratios have been based on the Fund's most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182/365).

Annual Report | May 31, 2018	15

Stadion Tactical Growth Fund	Schedule of Investments

May 31, 2018

EXCHANGE-TRADED FUNDS - 97.91%	Shares	Value
ETFMG Prime Cyber Security ETF	593,660	$22,262,250
iShares® Commodities Select Strategy ETF	449,740	17,674,782
iShares® Core S&P® Small-Cap ETF	321,520	26,634,717
iShares® North American Tech-Software ETF	120,830	22,105,848
iShares® Russell 2000® ETF	143,860	23,416,092
iShares® Short Treasury Bond ETF	400,020	44,166,208
PIMCO Enhanced Short Maturity Active ETF	334,289	33,977,134
PowerShares® QQQ Trust, Series 1	416,647	70,859,155
ProShares® Short 20+ Year Treasury(a)	936,090	21,342,852
SPDR® S&P 500® ETF Trust	239,130	64,789,882
SPDR® S&P 600® Small Cap Growth ETF	90,750	22,687,500
Vanguard® Growth ETF	456,611	67,811,300

TOTAL EXCHANGE-TRADED FUNDS
(Cost $368,731,163)		437,727,720

MONEY MARKET FUNDS - 2.84%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 1.651%, 7-day effective yield	12,692,019	$12,692,019

TOTAL MONEY MARKET FUNDS
(Cost $12,692,019)		12,692,019

Total Investments, at Value - 100.75%
(Cost $381,423,182)		450,419,739

Liabilities in Excess of Other Assets - (0.75)%		(3,373,174)

Net Assets - 100.00%		$447,046,565

(a)	Non-income producing security.

See Notes to Financial Statements.

16	www.stadionfunds.com

Stadion Tactical Defensive Fund	Schedule of Investments

May 31, 2018

EXCHANGE-TRADED FUNDS - 98.28%	Shares	Value
iShares® Russell 2000® ETF	166,100	$27,036,097
PowerShares® QQQ Trust, Series 1	136,210	23,165,235
SPDR® Portfolio Developed World ex-US ETF	307,730	9,647,336
SPDR® Portfolio Emerging Markets ETF	64,250	2,383,032
SPDR® S&P 500® ETF Trust	133,130	36,070,242

TOTAL EXCHANGE-TRADED FUNDS
(Cost $95,536,687)		98,301,942

MONEY MARKET FUNDS - 1.92%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 1.651%, 7-day effective yield	1,915,431	$1,915,431

TOTAL MONEY MARKET FUNDS
(Cost $1,915,431)		1,915,431

Total Investments, at Value - 100.20%
(Cost $97,452,118)		100,217,373

Liabilities in Excess of Other Assets - (0.20)%		(197,333)

Net Assets - 100.00%		$100,020,040

See Notes to Financial Statements.

Annual Report | May 31, 2018	17

Stadion Trilogy Alternative Return Fund	Schedule of Investments

May 31, 2018

COMMON STOCKS - 46.53%	Shares	Value
Consumer Discretionary - 3.53%
Distributors - 1.16%
Genuine Parts Co.(a)	13,105	$1,189,803

Hotels, Restaurants & Leisure - 1.17%
McDonald's Corp.(a)	7,481	1,197,035

Household Durables - 1.20%
Garmin Ltd.(a)	20,413	1,226,617

Consumer Staples - 6.84%
Food & Staples Retailing - 2.37%
Sysco Corp.(a)	19,050	1,238,822
Wal-Mart, Inc.(a)	14,426	1,190,722
		2,429,544

Food Products - 3.43%
Archer-Daniels-Midland Co.(a)	27,201	1,189,228
General Mills, Inc.(a)	24,585	1,039,699
Kellogg Co.(a)	20,033	1,289,925
		3,518,852

Household Products - 1.04%
Procter & Gamble Co.(a)	14,513	1,061,916

Energy - 2.24%
Energy Equipment & Services - 1.10%
Schlumberger Ltd.(a)	16,379	1,124,746

Oil, Gas & Consumable Fuels - 1.14%
Chevron Corp.(a)	9,434	1,172,646

Financials - 5.71%
Banks - 4.54%
BB&T Corp.(a)	21,988	1,154,370
Fifth Third Bancorp(a)	35,590	1,088,342
US Bancorp(a)	23,856	1,192,562
Wells Fargo & Co.(a)	22,491	1,214,289
		4,649,563

Insurance - 1.17%
Aflac, Inc.(a)	26,676	1,202,020

Health Care - 5.98%
Health Care Equipment & Supplies - 1.20%
Abbott Laboratories(a)	19,925	1,225,985

Pharmaceuticals - 4.78%
Eli Lilly & Co.(a)	14,900	1,267,096
Johnson & Johnson(a)	9,842	1,177,300
Merck & Co., Inc.(a)	20,644	1,228,938
Pfizer, Inc.	34,254	1,230,746
		4,904,080

18	www.stadionfunds.com

Stadion Trilogy Alternative Return Fund	Schedule of Investments

May 31, 2018

COMMON STOCKS - 46.53% (continued)	Shares	Value
Industrials - 8.25%
Aerospace & Defense - 3.53%
Harris Corp.(a)	7,984	$1,201,352
Lockheed Martin Corp.(a)	3,792	1,192,736
United Technologies Corp.(a)	9,773	1,219,866
		3,613,954

Commercial Services & Supplies - 1.20%
Waste Management, Inc.(a)	14,919	1,233,950

Electrical Equipment - 1.15%
Emerson Electric Co.(a)	16,664	1,180,478

Machinery - 1.17%
Illinois Tool Works, Inc.(a)	8,331	1,197,165

Trading Companies & Distributors - 1.20%
WW Grainger, Inc.(a)	3,974	1,227,926

Information Technology - 4.71%
Communications Equipment - 1.15%
Cisco Systems, Inc.(a)	27,692	1,182,725

IT Services - 1.16%
International Business Machines Corp.(a)	8,408	1,188,135

Software - 1.22%
Microsoft Corp.(a)	12,619	1,247,262

Technology Hardware, Storage & Peripherals - 1.18%
Apple, Inc.	6,499	1,214,468

Materials - 2.27%
Chemicals - 1.12%
DowDuPont, Inc.(a)	17,894	1,147,184

Containers & Packaging - 1.15%
International Paper Co.(a)	22,110	1,182,885

Real Estate - 1.22%
Equity Real Estate Investment - 1.22%
Weyerhaeuser Co.(a)	33,492	1,250,257

Telecommunication Services - 1.18%
Diversified Telecommunication Services - 1.18%
AT&T, Inc.(a)	37,326	1,206,376

Utilities - 4.60%
Electric Utilities - 2.36%
Eversource Energy(a)	21,260	1,213,521
Southern Co.(a)	26,927	1,209,022
		2,422,543

Annual Report | May 31, 2018	19

Stadion Trilogy Alternative Return Fund	Schedule of Investments

May 31, 2018

COMMON STOCKS - 46.53% (continued)	Shares	Value
Utilities - 4.60% (continued)
Gas Utilities - 1.17%
National Fuel Gas Co.(a)	22,721	$1,196,034

Multi-Utilities - 1.07%
Dominion Energy, Inc.(a)	17,080	1,096,365

TOTAL COMMON STOCKS
(Cost $35,726,482)		47,690,514

EXCHANGE-TRADED FUNDS - 47.50%	Shares	Value
iShares® Broad USD High Yield Corporate Bond ETF	49,628	$2,417,757
iShares® MBS ETF(a)	93,843	9,788,764
SPDR® Portfolio Intermediate-Term Corporate Bond ETF	510,714	17,037,419
SPDR® Portfolio Long-Term Corporate Bond ETF	186,348	4,930,768
SPDR® Portfolio Short-Term Corporate Bond ETF	320,991	9,700,348
VanEck Vectors™ Fallen Angel High Yield Bond ETF(a)	166,577	4,809,078

TOTAL EXCHANGE-TRADED FUNDS
(Cost $49,720,797)		48,684,134

PURCHASED OPTION CONTRACTS - 9.53%	Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
Call Option Contracts - 5.56%
S&P 500® Index:
	Jefferies	06/08/2018	$2,850	50	$13,526,350	$125
	Jefferies	06/15/2018	2,800	50	13,526,350	3,625
	Jefferies	06/22/2018	2,875	50	13,526,350	1,500
	Jefferies	06/29/2018	2,850	50	13,526,350	3,500
	Jefferies	07/06/2018	2,850	50	13,526,350	5,000
	Jefferies	12/20/2019	2,650	60	16,231,620	1,549,800
	Jefferies	12/20/2019	2,700	60	16,231,620	1,364,700
	Jefferies	12/18/2020	2,700	90	24,347,430	2,788,200
					124,442,420	5,716,450
Put Option Contracts - 3.97%
IPATH S&P 500® VIX Short-Term Futures ETN:
	Jefferies	06/15/2018	23	1,300	4,782,700	1,300
	Jefferies	06/15/2018	24	1,250	4,598,750	1,250
S&P 500® Index:
	Jefferies	06/15/2018	2,150	100	27,052,700	5,750
	Jefferies	06/15/2018	2,175	100	27,052,700	5,750
	Jefferies	06/15/2018	2,200	25	6,763,175	1,562
	Jefferies	06/22/2018	2,575	50	13,526,350	34,750
	Jefferies	06/29/2018	2,575	50	13,526,350	49,000
	Jefferies	07/06/2018	2,600	50	13,526,350	70,500
	Jefferies	12/21/2018	2,200	75	20,289,525	169,500
	Jefferies	12/21/2018	2,250	150	40,579,050	395,250
	Jefferies	06/21/2019	2,400	75	20,289,525	588,000
	Jefferies	06/21/2019	2,450	100	27,052,700	879,000
	Jefferies	06/21/2019	2,475	25	6,763,175	232,500
	Jefferies	06/21/2019	2,525	25	6,763,175	260,375
	Jefferies	06/21/2019	2,550	25	6,763,175	275,250

20	www.stadionfunds.com

Stadion Trilogy Alternative Return Fund	Schedule of Investments

May 31, 2018

PURCHASED OPTION CONTRACTS - 9.53% (continued)	Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
Put Option Contracts - 3.97% (continued)
SPDR® S&P 500® ETF Trust:
	Jefferies	12/21/2018	$215	100	$2,709,400	$19,700
	Jefferies	06/21/2019	210	100	2,709,400	39,150
	Jefferies	06/21/2019	215	400	10,837,600	177,200
	Jefferies	06/21/2019	220	300	8,128,200	149,700
	Jefferies	06/21/2019	230	550	14,901,700	347,600
	Jefferies	12/20/2019	235	350	9,482,900	343,875
					288,098,600	4,046,962
TOTAL PURCHASED OPTION CONTRACTS
(Cost $15,001,278)					412,541,020	9,763,412

MONEY MARKET FUNDS - 0.45%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 1.651%, 7-day effective yield	464,520	$464,520

TOTAL MONEY MARKET FUNDS
(Cost $464,520)		464,520

Total Investments, at Value - 104.01%
(Cost $100,913,077)		106,602,580

Written Option Contracts - (4.23)%		(4,335,875)

Other Assets in Excess of Liabilities - 0.22%		227,726	(b)

Net Assets - 100.00%		$102,494,431

(a)	All or portion of this security is held as collateral for written options. At period end, the aggregate market value of those securities was $28,500,271, representing 27.81% of net assets.
(b)	Includes cash which is being held as collateral for written options.

Annual Report | May 31, 2018	21

Stadion Trilogy Alternative Return Fund	Schedule of Investments

May 31, 2018

WRITTEN OPTION CONTRACTS - 4.23%	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
Call Option Contracts - 2.22%
S&P 500® Index:
	Jefferies	06/08/2018	2,670	25	$118,020	$6,763,175	$109,125
	Jefferies	06/08/2018	2,695	60	128,932	16,231,620	147,900
	Jefferies	06/15/2018	2,650	50	249,223	13,526,350	332,000
	Jefferies	06/22/2018	2,730	50	212,477	13,526,350	86,000
	Jefferies	06/22/2018	2,745	60	125,932	16,231,620	66,900
	Jefferies	06/29/2018	2,720	50	188,281	13,526,350	134,500
	Jefferies	06/29/2018	2,745	60	134,932	16,231,620	90,000
	Jefferies	07/06/2018	2,720	50	203,389	13,526,350	150,500
	Jefferies	12/21/2018	2,700	10	57,973	2,705,270	120,550
	Jefferies	06/21/2019	2,800	10	58,976	2,705,270	121,450
	Jefferies	06/21/2019	2,900	70	323,348	18,936,890	518,350
	Jefferies	06/21/2019	3,000	55	294,746	14,878,985	218,350
	Jefferies	12/20/2019	3,100	35	221,174	9,468,445	175,875
					2,317,403	158,258,295	2,271,500
Put Option Contracts - 2.01%
S&P 500® Index:
	Jefferies	06/15/2018	1,950	100	443,517	27,052,700	2,500
	Jefferies	06/15/2018	1,975	125	510,328	33,815,875	3,750
	Jefferies	06/22/2018	2,730	50	200,852	13,526,350	203,250
	Jefferies	06/29/2018	2,720	50	204,836	13,526,350	198,500
	Jefferies	07/06/2018	2,720	50	172,485	13,526,350	213,250
	Jefferies	12/21/2018	1,975	75	434,832	20,289,525	82,875
	Jefferies	12/21/2018	2,000	150	763,973	40,579,050	180,750
	Jefferies	06/21/2019	2,125	50	269,521	13,526,350	205,750
	Jefferies	06/21/2019	2,150	25	163,549	6,763,175	109,375
	Jefferies	06/21/2019	2,175	100	589,618	27,052,700	464,000
	Jefferies	06/21/2019	2,200	25	147,263	6,763,175	123,125
	Jefferies	06/21/2019	2,250	50	289,145	13,526,350	277,250
					4,189,919	229,947,950	2,064,375

Total Written Option Contracts					$6,507,322	$388,206,245	$4,335,875

See Notes to Financial Statements.

22	www.stadionfunds.com

Stadion Alternative Income Fund	Schedule of Investments

May 31, 2018

COMMON STOCKS - 99.38%	Shares	Value
Consumer Discretionary - 8.00%
Automobiles - 2.02%
Ford Motor Co.(a)	24,574	$283,830

Distributors - 2.00%
Genuine Parts Co.(a)	3,093	280,813

Hotels, Restaurants & Leisure - 1.99%
McDonald's Corp.(a)	1,746	279,377

Multiline Retail - 1.99%
Target Corp.(a)	3,838	279,752

Consumer Staples - 15.74%
Beverages - 4.00%
Coca-Cola Co.(a)	6,715	288,745
PepsiCo, Inc.(a)	2,720	272,680
		561,425

Food & Staples Retailing - 2.03%
Sysco Corp.(a)	4,390	285,482

Food Products - 3.84%
General Mills, Inc.(a)	6,031	255,051
Kellogg Co.(a)	4,411	284,024
		539,075

Household Products - 3.95%
Kimberly-Clark Corp.(a)	2,720	274,312
Procter & Gamble Co.(a)	3,840	280,973
		555,285

Tobacco - 1.92%
Altria Group, Inc.(a)	4,846	270,116

Energy - 8.16%
Oil, Gas & Consumable Fuels - 8.16%
Chevron Corp.(a)	2,264	281,415
Exxon Mobil Corp.(a)	3,564	289,539
Occidental Petroleum Corp.(a)	3,397	286,028
Valero Energy Corp.(a)	2,385	289,062
		1,146,044

Financials - 13.79%
Banks - 7.86%
BB&T Corp.(a)	5,205	273,262
JPMorgan Chase & Co.(a)	2,571	275,123
PNC Financial Services Group, Inc.	1,921	275,491
Wells Fargo & Co.(a)	5,201	280,802
		1,104,678

Capital Markets - 3.89%
CME Group, Inc.(a)	1,787	291,102
Invesco Ltd.(a)	9,327	254,814
		545,916

Annual Report | May 31, 2018	23

Stadion Alternative Income Fund	Schedule of Investments

May 31, 2018

COMMON STOCKS - 99.38% (continued)	Shares	Value
Financials - 13.79% (continued)

Insurance - 2.04%
Aflac, Inc.(a)	6,352	$286,221

Health Care - 10.09%
Health Care Equipment & Supplies - 2.00%
Abbott Laboratories(a)	4,566	280,946

Pharmaceuticals - 8.09%
Eli Lilly & Co.(a)	3,416	290,497
Johnson & Johnson(a)	2,303	275,485
Merck & Co., Inc.(a)	4,814	286,577
Pfizer, Inc.(a)	7,891	283,524
		1,136,083

Industrials - 13.53%
Aerospace & Defense - 5.87%
Harris Corp.(a)	1,785	268,589
Lockheed Martin Corp.(a)	880	276,795
United Technologies Corp.(a)	2,233	278,723
		824,107

Commercial Services & Supplies - 2.01%
Waste Management, Inc.(a)	3,414	282,372

Electrical Equipment - 1.97%
Emerson Electric Co.(a)	3,910	276,984

Industrial Conglomerates - 1.83%
3M Co.(a)	1,305	257,385

Machinery - 1.85%
Illinois Tool Works, Inc.(a)	1,811	260,241

Information Technology - 10.07%
IT Services - 3.95%
International Business Machines Corp. (a)	1,932	273,011
Paychex, Inc.(a)	4,304	282,256
		555,267

Semiconductors & Semiconductor Equipment - 4.08%
Intel Corp.(a)	5,195	286,764
Texas Instruments, Inc.(a)	2,566	287,161
		573,925

Software - 2.04%
Microsoft Corp.(a)	2,895	286,142

Materials - 3.99%
Chemicals - 1.98%
Air Products & Chemicals, Inc.(a)	1,720	277,625

24	www.stadionfunds.com

Stadion Alternative Income Fund	Schedule of Investments

May 31, 2018

COMMON STOCKS - 99.38% (continued)	Shares	Value
Materials - 3.99% (continued)
Containers & Packaging - 2.01%
International Paper Co.	5,287	$282,855

Real Estate - 2.08%
Equity Real Estate Investment - 2.08%
HCP, Inc.(a)	12,170	291,715

Telecommunication Services - 3.89%
Diversified Telecommunication Services - 3.89%
AT&T, Inc.(a)	8,305	268,418
Verizon Communications, Inc.(a)	5,830	277,916
		546,334

Utilities - 10.04%
Electric Utilities - 6.05%
Entergy Corp.(a)	3,560	288,039
Eversource Energy(a)	4,896	279,464
Southern Co.(a)	6,308	283,229
		850,732

Multi-Utilities - 3.99%
Centerpoint Energy, Inc.(a)	10,905	284,948
Dominion Energy, Inc.	4,295	275,696
		560,644

TOTAL COMMON STOCKS
(Cost $12,496,762)		13,961,371

PURCHASED OPTION CONTRACTS - 3.33%	Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
Call Option Contracts - 0.10%
S&P 500® Index:
	Jefferies	06/15/2018	$2,875	51	$13,796,877	$765
	Jefferies	07/20/2018	2,900	47	12,714,769	4,347
	Jefferies	06/21/2019	3,400	30	8,115,810	6,450
	Jefferies	06/21/2019	3,500	20	5,410,540	2,550
					40,037,996	14,112
Put Option Contracts - 3.23%
S&P 500® Index	Jefferies	07/20/2018	2,525	11	2,975,797	13,640
SPDR® S&P 500® ETF Trust:
	Jefferies	06/21/2019	240	300	8,128,200	239,550
	Jefferies	06/21/2019	250	200	5,418,800	200,700
					16,522,797	453,890
TOTAL PURCHASED OPTION CONTRACTS
(Cost $575,961)					56,560,793	468,002

Annual Report | May 31, 2018	25

Stadion Alternative Income Fund	Schedule of Investments

May 31, 2018

MONEY MARKET FUNDS - 1.12%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 1.651%, 7-day effective yield	157,125	$157,125

TOTAL MONEY MARKET FUNDS
(Cost $157,125)		157,125

Total Investments, at Value - 103.83%
(Cost $13,229,848)		14,586,498

Written Option Contracts - (3.68)%		(517,455)

Liabilities in Excess of Other Assets - (0.15)%		(19,990)

Net Assets - 100.00%		$14,049,053

(a)	All or portion of this security is held as collateral for written options. At period end, the aggregate market value of those securities was $10,170,337, representing 72.39% of net assets.

WRITTEN OPTION CONTRACTS - 3.68%	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
Call Option Contracts - 3.25%
S&P 500® Index:
	Jefferies	07/20/2018	2,730	47	$158,334	$12,714,769	$155,570
	Jefferies	06/21/2019	2,900	30	266,957	8,115,810	222,150
	Jefferies	06/21/2019	3,000	20	174,526	5,410,540	79,400
					599,817	26,241,119	457,120
Put Option Contracts - 0.43%
S&P 500® Index	Jefferies	07/20/2018	2,730	11	60,964	2,975,797	60,335
					60,964	2,975,797	60,335

Total Written Option Contracts					$660,781	$29,216,916	$517,455

See Notes to Financial Statements.

26	www.stadionfunds.com

Stadion Investment Trust	Statements of Assets and Liabilities

May 31, 2018

	Stadion Tactical Growth Fund	Stadion Tactical Defensive Fund	Stadion Trilogy Alternative Return Fund	Stadion Alternative Income Fund
ASSETS
Investments in securities:
At acquisition cost	$381,423,182	$97,452,118	$100,913,077	$13,229,848
At value (Note 2)	$450,419,739	$100,217,373	$106,602,580	$14,586,498
Deposits with broker for written options contracts	–	–	174,115	–
Dividends receivable	20,035	11,803	213,577	68,114
Receivable for capital shares sold	697,043	14,932	31,920	28,051
Receivable for investment securities sold	–	–	–	223,605
Other assets	38,368	18,162	27,785	14,675
TOTAL ASSETS	451,175,185	100,262,270	107,049,977	14,920,943
LIABILITIES

Written Options, at value (Notes 2 and 6)
(premiums received $-, $-, $6,507,322 and $660,781, respectively)	–	–	4,335,875	517,455
Payable for capital shares redeemed	527,164	58,473	70,467	6,068
Payable for investment securities purchased	2,977,513	–	–	315,388
Payable to Advisor (Note 5)	383,059	105,498	86,538	1,164
Accrued distribution fees (Note 5)	108,287	29,934	13,027	2,332
Accrued compliance fees (Note 5)	5,705	1,325	1,523	196
Payable to administrator (Note 5)	22,916	5,447	8,344	2,860
Other accrued expenses	103,976	41,553	39,772	26,427
TOTAL LIABILITIES	4,128,620	242,230	4,555,546	871,890
NET ASSETS	$447,046,565	$100,020,040	$102,494,431	$14,049,053

Net assets consist of:
Paid-in capital	$368,806,917	$127,327,803	$97,577,395	$13,811,047
Accumulated net investment income (loss)	(1,459,232)	(496,064)	179,880	55,445
Accumulated net realized gains (losses)	10,702,323	(29,576,954)	(3,123,794)	(1,317,415)
Net unrealized appreciation	68,996,557	2,765,255	7,860,950	1,499,976
NET ASSETS	$447,046,565	$100,020,040	$102,494,431	$14,049,053

Annual Report | May 31, 2018	27

Stadion Investment Trust	Statements of Assets and Liabilities

May 31, 2018

	Stadion Tactical Growth Fund	Stadion Tactical Defensive Fund	Stadion Trilogy Alternative Return Fund		Stadion Alternative Income Fund
PRICING OF CLASS A SHARES
Net assets applicable to Class A shares	$109,706,995	$47,887,635	$23,288,606		$3,015,417
Class A shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	8,894,812	3,612,709	2,128,999		318,884
Net asset value, offering price and redemption price per share (Note 1)	$12.33	$13.26	$10.94		$9.46
Maximum offering price per share (Note 1)	$13.08	$14.07	$11.61		$10.04
PRICING OF CLASS C SHARES
Net assets applicable to Class C shares	$99,286,389	$23,178,111	$11,660,108		$2,004,214
Class C shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	8,328,893	1,875,701	1,086,565		213,916
Net asset value, offering price and redemption price per share (Note 1)	$11.92	$12.36	$10.73		$9.37
PRICING OF CLASS I SHARES
Net assets applicable to Class I shares	$238,052,075	$28,953,221	$67,544,736		$9,028,431
Class I shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	19,103,957	2,145,355	6,159,621		957,726
Net asset value, offering price and redemption price per share (Note 1)	$12.46	$13.50	$10.97		$9.43
PRICING OF CLASS T SHARES(a)
Net assets applicable to Class T shares	$1,106	$1,073	$981		$991
Class T shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	89	81	90		105
Net asset value, offering price and redemption price per share (Note 1)	$12.43	$13.25	$10.94	(b)	$9.46	(b)
Maximum offering price per share (Note 1)	12.75	13.59	11.22		9.70

(a)	Class T shares commenced operations on August 14, 2017.

(b)	Net asset value per share does not recompute due to rounding.

See Notes to Financial Statements.

28	www.stadionfunds.com

Stadion Investment Trust	Statements of Operations

For the Year Ended May 31, 2018

	Stadion Tactical Growth Fund	Stadion Tactical Defensive Fund	Stadion Trilogy Alternative Return Fund	Stadion Alternative Income Fund
INVESTMENT INCOME
Dividends	$6,022,745	$1,688,009	$3,114,187	$753,855
TOTAL INVESTMENT INCOME	6,022,745	1,688,009	3,114,187	753,855

EXPENSES
Investment advisory fees (Note 5)	4,532,425	1,307,403	1,427,051	183,945
Distribution fees, Class A (Note 5)	274,421	127,082	66,554	11,887
Distribution fees, Class C (Note 5)	978,000	249,720	123,343	30,353
Distribution fees, Class T (Note 5)	2	2	2	2
Transfer agent fees, Common (Note 5)	158,968	61,609	44,012	36,989
Transfer agent fees, Class A (Note 5)	66,410	38,163	22,738	1,756
Transfer agent fees, Class C (Note 5)	51,216	15,102	5,789	379
Transfer agent fees, Class I (Note 5)	127,667	25,362	45,802	7,762
Administrative fees (Note 5)	243,840	62,585	72,755	17,525
Registration and filing fees	54,710	49,838	49,625	48,907
Professional fees	93,848	35,260	40,275	21,108
Custodian fees	29,593	7,583	9,301	11,642
Compliance fees (Note 5)	58,659	4,328	9,956	2,881
Trustees' fees	51,718	13,377	14,307	3,099
Printing of shareholder reports	62,969	20,178	16,471	5,765
Other expenses	128,839	34,875	39,099	16,590
TOTAL EXPENSES	6,913,285	2,052,467	1,987,080	400,590

Expenses waived by the Advisor (Note 5)	(253,703)	–	(116,793)	(110,237)
NET EXPENSES	6,659,582	2,052,467	1,870,287	290,353

NET INVESTMENT INCOME (LOSS)	(636,837)	(364,458)	1,243,900	463,502

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from investments	17,515,662	10,048,130	2,032,631	1,688,351
Net realized losses from written option contracts	–	–	(4,457,627)	(2,075,189)
Net realized capital gain distributions from other investment companies	2,641	–	–	–
Net realized gains (losses)	17,518,303	10,048,130	(2,424,996)	(386,838)

Net change in unrealized appreciation/depreciation on investments	29,002,360	(1,921,569)	(1,616,346)	(629,630)
Net change in unrealized appreciation/depreciation on written option contracts	–	–	1,225,562	454,059
Net change in unrealized appreciation/depreciation	29,002,360	(1,921,569)	(390,784)	(175,571)
NET REALIZED AND UNREALIZED GAINS/ LOSSES ON INVESTMENTS	46,520,663	8,126,561	(2,815,780)	(562,409)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$45,883,826	$7,762,103	$(1,571,880)	$(98,907)

See Notes to Financial Statements.

Annual Report | May 31, 2018	29

Stadion Investment Trust	Statements of Changes in Net Assets

	Stadion Tactical Growth Fund		Stadion Tactical Defensive Fund
	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017
FROM OPERATIONS
Net investment loss	$(636,837)	$(715,371)	$(364,458)	$(302,174)
Net realized gains	17,515,662	14,197,173	10,048,130	2,975,703
Net realized capital gain distributions from other investment companies	2,641	–	–	12,124
Net change in unrealized appreciation/depreciation	29,002,360	25,029,234	(1,921,569)	2,590,351
Net increase in net assets resulting from operations	45,883,826	38,511,036	7,762,103	5,276,004
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income, Class A	(9,027)	(130,434)	(90,250)	–
Distributions from net investment income, Class I	(58,231)	(309,974)	(64,729)	–
Distributions from net investment income, Class T	–	–	(2)	–
Distributions from net realized gains, Class A	–	–	(1,055,137)	–
Distributions from net realized gains, Class C	–	–	(545,698)	–
Distributions from net realized gains, Class I	–	–	(577,683)	–
Distributions from net realized gains, Class T	–	–	(22)	–
Decrease in net assets from distributions to shareholders	(67,258)	(440,408)	(2,333,521)	–
FROM CAPITAL SHARE TRANSACTIONS (Note 7)
Class A
Proceeds from sales of shares	29,799,387	42,392,385	2,880,570	4,079,028
Net asset value of shares issued in reinvestment of distributions	8,551	119,951	1,120,892	–
Payments for shares redeemed	(37,383,995)	(37,487,587)	(11,849,021)	(7,191,002)
Acquisition	–	–	–	34,746,275
Net increase (decrease) in net assets from Class A share transactions	(7,576,057)	5,024,749	(7,847,559)	31,634,301
Class C
Proceeds from sales of shares	18,186,511	32,024,599	1,770,722	821,097
Net asset value of shares issued in reinvestment of distributions	–	–	534,529	–
Payments for shares redeemed	(25,541,462)	(27,371,263)	(6,352,347)	(3,924,131)
Acquisition	–	–	–	18,348,813
Net increase (decrease) in net assets from Class C share transactions	(7,354,951)	4,653,336	(4,047,096)	15,245,779
Class I
Proceeds from sales of shares	82,157,286	82,216,605	5,268,356	2,176,852
Net asset value of shares issued in reinvestment of distributions	53,894	289,158	635,050	–
Payments for shares redeemed	(47,676,724)	(64,780,952)	(6,792,734)	(4,611,026)
Acquisition	–	–	–	16,543,404
Net increase (decrease) in net assets from Class I share transactions	34,534,456	17,724,811	(889,328)	14,109,230
Class T(a)
Proceeds from sales of shares	1,000	–	1,001	–
Net asset value of shares issued in reinvestment of distributions	–	–	24	–
Net increase in net assets from Class T share transactions	1,000	–	1,025	–
TOTAL NET INCREASE (DECREASE) IN NET ASSETS	65,421,016	65,473,524	(7,354,376)	66,265,314
NET ASSETS:
Beginning of period	381,625,549	316,152,025	107,374,416	41,109,102
End of period	$447,046,565	$381,625,549	$100,020,040	$107,374,416
ACCUMULATED NET INVESTMENT LOSS	$(1,459,232)	$(1,127,720)	$(496,064)	$–

(a)	Class T shares commenced operations on August 14, 2017.

See Notes to Financial Statements.

30	www.stadionfunds.com

Stadion Investment Trust	Statements of Changes in Net Assets

	Stadion Trilogy Alternative Return Fund		Stadion Alternative Income Fund
	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017
FROM OPERATIONS
Net investment income	$1,243,900	$785,326	$463,502	$2,018,563
Net realized gains (losses)	(2,424,996)	2,948,685	(386,838)	(1,017,757)
Net realized capital gain distributions from other investment companies	–	45,897	–	–
Net change in unrealized appreciation/depreciation	(390,784)	2,177,142	(175,571)	(1,658,767)
Net increase (decrease) in net assets resulting from operations	(1,571,880)	5,957,050	(98,907)	(657,961)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income, Class A	(273,311)	(239,223)	(228,337)	(94,433)
Distributions from net investment income, Class C	(33,544)	(23,599)	(122,335)	(30,261)
Distributions from net investment income, Class I	(1,033,658)	(461,722)	(707,007)	(1,724,974)
Distributions from net investment income, Class T	(10)	–	(34)	–
Distributions from net realized gains, Class A	–	–	–	(7,170)
Distributions from net realized gains, Class C	–	–	–	(3,476)
Distributions from net realized gains, Class I	–	–	–	(96,643)
Decrease in net assets from distributions to shareholders	(1,340,523)	(724,544)	(1,057,713)	(1,956,957)
FROM CAPITAL SHARE TRANSACTIONS (Note 7)
Class A
Proceeds from sales of shares	5,222,392	7,402,202	215,604	7,746,240
Net asset value of shares issued in reinvestment of distributions	269,077	237,685	196,536	95,573
Payments for shares redeemed	(12,578,228)	(7,540,484)	(3,811,117)	(4,784,796)
Net increase (decrease) in net assets from Class A share transactions	(7,086,759)	99,403	(3,398,977)	3,057,017
Class C
Proceeds from sales of shares	3,070,178	3,825,618	409,649	3,678,729
Net asset value of shares issued in reinvestment of distributions	32,896	22,087	113,863	29,976
Payments for shares redeemed	(2,747,504)	(3,457,276)	(2,182,723)	(247,694)
Net increase (decrease) in net assets from Class C share transactions	355,570	390,429	(1,659,211)	3,461,011
Class I
Proceeds from sales of shares	45,374,706	38,407,216	3,702,125	49,626,312
Net asset value of shares issued in reinvestment of distributions	1,027,232	459,965	627,548	1,774,485
Payments for shares redeemed	(39,246,530)	(18,335,082)	(19,478,132)	(108,839,939)
Net increase (decrease) in net assets from Class I share transactions	7,155,408	20,532,099	(15,148,459)	(57,439,142)
Class T(a)
Proceeds from sales of shares	1,000	–	1,000	–
Net asset value of shares issued in reinvestment of distributions	10	–	34	–
Net increase in net assets from Class T share transactions	1,010	–	1,034	–
TOTAL NET INCREASE (DECREASE) IN NET ASSETS	(2,487,174)	26,254,437	(21,362,233)	(53,536,032)
NET ASSETS:
Beginning of period	104,981,605	78,727,168	35,411,286	88,947,318
End of period	$102,494,431	$104,981,605	$14,049,053	$35,411,286
ACCUMULATED NET INVESTMENT INCOME	$179,880	$275,331	$55,445	$649,142

(a)	Class T shares commenced operations on August 14, 2017.

See Notes to Financial Statements.

Annual Report | May 31, 2018	31

Stadion Tactical Growth Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2018		Year Ended May 31, 2017		Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.03		$9.82		$10.41		$10.35		$10.22

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(b)(c)	(0.01)		(0.01)		0.05		(0.02)		(0.05)
Net realized and unrealized gain (loss) on investments	1.31		1.23		(0.59)		0.92		1.32
Total from investment operations	1.30		1.22		(0.54)		0.90		1.27
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.00	)(d)	(0.01)		(0.03)		(0.03)		–
Distributions from net realized gains	–		–		(0.02)		(0.81)		(1.14)
Total distributions	–		(0.01)		(0.05)		(0.84)		(1.14)

NET ASSET VALUE, END OF PERIOD	$12.33		$11.03		$9.82		$10.41		$10.35

TOTAL RETURN(e)	11.80%		12.48%		(5.19%)		8.78%		12.75%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$109,707		$105,141		$89,271		$59,366		$17,305
Ratio of total expenses to average net assets(f)	1.61	%(g)	1.65	%(g)	1.71	%(g)	1.84	%(g)	1.85%
Ratio of net expenses to average net assets(f)	1.55%		1.55%		1.55%		1.69%		1.85%
Ratio of net investment income/loss to average net assets(b)(f)	(0.09%)		(0.12%)		0.54%		(0.21%)		(0.47%)
PORTFOLIO TURNOVER RATE	82%		96%		287%		333%		324%

(a)	Prior to March 28, 2014, the Stadion Tactical Growth Fund was known as the Stadion Market Opportunity Fund™.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)	Amount rounds to less than $0.01 per share or less than 1%.
(e)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

32	www.stadionfunds.com

Stadion Tactical Growth Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2018		Year Ended May 31, 2017		Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.74		$9.62		$10.25		$10.26		$10.21

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(b)(c)	(0.10)		(0.09)		(0.01)		(0.12)		(0.15)
Net realized and unrealized gain (loss) on investments	1.28		1.21		(0.59)		0.93		1.33
Total from investment operations	1.18		1.12		(0.60)		0.81		1.18
LESS DISTRIBUTIONS:
Dividends from net investment income	–		–		(0.01)		(0.01)		–
Distributions from net realized gains	–		–		(0.02)		(0.81)		(1.13)
Total distributions	–		–		(0.03)		(0.82)		(1.13)

NET ASSET VALUE, END OF PERIOD	$11.92		$10.74		$9.62		$10.25		$10.26

TOTAL RETURN(d)	10.99%		11.64%		(5.93%)		7.96%		11.87%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$99,286		$96,506		$82,347		$34,402		$1,242
Ratio of total expenses to average net assets(e)	2.35	%(f)	2.41	%(f)	2.49	%(f)	2.59	%(f)	2.64%
Ratio of net expenses to average net assets(e)	2.30%		2.30%		2.30%		2.37%		2.64%
Ratio of net investment loss to average net assets(b)(e)	(0.83%)		(0.88%)		(0.11%)		(1.16%)		(1.49%)

PORTFOLIO TURNOVER RATE	82%		96%		287%		333%		324%

(a)	Prior to March 28, 2014, the Stadion Tactical Growth Fund was known as the Stadion Market Opportunity Fund™.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(f)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

Annual Report | May 31, 2018	33

Stadion Tactical Growth Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2018		Year Ended May 31, 2017		Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.12		$9.88		$10.46		$10.38		$10.23

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(b)(c)	0.02	(d)	0.01	(d)	0.08		0.00	(e)	(0.02)
Net realized and unrealized gain (loss) on investments	1.32		1.25		(0.59)		0.94		1.31
Total from investment operations	1.34		1.26		(0.51)		0.94		1.29
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.00	)(e)	(0.02)		(0.05)		(0.05)		–
Distributions from net realized gains	–		–		(0.02)		(0.81)		(1.14)
Total distributions	–		(0.02)		(0.07)		(0.86)		(1.14)

NET ASSET VALUE, END OF PERIOD	$12.46		$11.12		$9.88		$10.46		$10.38

TOTAL RETURN(f)	12.09%		12.79%		(4.94%)		9.07%		12.96%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$238,052		$179,979		$144,534		$97,804		$28,721

Ratio of total expenses to average net assets(g)	1.36	%(h)	1.42	%(h)	1.49	%(h)	1.62	%(h)	1.59%

Ratio of net expenses to average net assets(g)	1.30%		1.30%		1.30%		1.43%		1.59%

Ratio of net investment income/loss to average net assets(b)(g)	0.13%		0.12%		0.85%		0.02%		(0.22%)

PORTFOLIO TURNOVER RATE	82%		96%		287%		333%		324%

(a)	Prior to March 28, 2014, the Stadion Tactical Growth Fund was known as the Stadion Market Opportunity Fund™.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(e)	Amount rounds to less than $0.01 per share or less than 1%.
(f)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(g)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

34	www.stadionfunds.com

Stadion Tactical Growth Fund – Class T	Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Period August 14, 2017 (Commencement of operations) to May 31, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$11.25

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(a)(b)	(0.03)
Net realized and unrealized gain on investments	1.21
Total from investment operations	1.18

NET ASSET VALUE, END OF PERIOD	$12.43

TOTAL RETURN(c)	10.49	%(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$1

Ratio of total expenses to average net assets(e)	1.55	%(f)

Ratio of net expenses to average net assets(e)	1.55	%(f)

Ratio of net investment loss to average net assets(a)(e)	(0.33	%)(f)

PORTFOLIO TURNOVER RATE	82	%(g)

(a)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(b)	Per share amounts were calculated using average shares method.
(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Not annualized.
(e)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(f)	Annualized.
(g)	Portfolio turnover rate is calculated at the Fund level and represents the year ended May 31, 2018.

See Notes to Financial Statements.

Annual Report | May 31, 2018	35

Stadion Tactical Defensive Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2016		Year Ended May 31, 2015	Year Ended May 31, 2014(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.58	$11.08	$11.99		$11.69	$11.99

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(b)(c)	(0.03)	(0.07)	(0.09)		(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments	1.01	1.57	(0.50)		0.35	0.53
Total from investment operations	0.98	1.50	(0.59)		0.31	0.49
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.02)	–	–		–	(0.01)
Distributions from net realized gains	(0.28)	–	(0.32)		(0.01)	(0.78)
Total distributions	(0.30)	–	(0.32)		(0.01)	(0.79)

NET ASSET VALUE, END OF PERIOD	$13.26	$12.58	$11.08		$11.99	$11.69

TOTAL RETURN(d)	7.77%	13.54%	(4.80%)		2.67%	4.12%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$47,888	$52,978	$18,726		$29,073	$43,136

Ratio of total expenses to average net assets(e)	1.85%	1.94%	1.96	%(f)	1.88%	1.89%

Ratio of net expenses to average net assets(e)	1.85%	1.94%	1.95%		1.88%	1.89%

Ratio of net investment loss to average net assets(b)(e)	(0.23%)	(0.56%)	(0.77%)		(0.33%)	(0.34%)

PORTFOLIO TURNOVER RATE	335%	196%	645%		482%	529%

(a)	Prior to March 28, 2014, the Stadion Tactical Defensive Fund was known as the Stadion Core Advantage Fund.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(c)	Per share amounts were calculated using average shares method.

(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(f)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

36	www.stadionfunds.com

Stadion Tactical Defensive Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2018	Year Ended May 31, 2017		Year Ended May 31, 2016		Year Ended May 31, 2015	Year Ended May 31, 2014(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.81	$10.48		$11.45		$11.26	$11.64

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(b)(c)	(0.12)	(0.15)		(0.17)		(0.13)	(0.13)
Net realized and unrealized gain (loss) on investments	0.95	1.48		(0.48)		0.33	0.53
Total from investment operations	0.83	1.33		(0.65)		0.20	0.40
LESS DISTRIBUTIONS:
Dividends from net investment income	–	–		–		–	(0.00	)(d)
Distributions from net realized gains	(0.28)	–		(0.32)		(0.01)	(0.78)
Total distributions	(0.28)	–		(0.32)		(0.01)	(0.78)

NET ASSET VALUE, END OF PERIOD	$12.36	$11.81		$10.48		$11.45	$11.26

TOTAL RETURN(e)	6.97%	12.69%		(5.56%)		1.80%	3.47%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$23,178	$26,058		$9,680		$12,145	$7,807

Ratio of total expenses to average net assets(f)	2.59%	2.71	%(g)	2.73	%(g)	2.66%	2.67%

Ratio of net expenses to average net assets(f)	2.59%	2.70%		2.70%		2.66%	2.67%

Ratio of net investment loss to average net assets(b)(f)	(0.97%)	(1.30%)		(1.55%)		(1.16%)	(1.13%)

PORTFOLIO TURNOVER RATE	335%	196%		645%		482%	529%

(a)	Prior to March 28, 2014, the Stadion Tactical Defensive Fund was known as the Stadion Core Advantage Fund.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(c)	Per share amounts were calculated using average shares method.

(d)	Amount rounds to less than $0.01 per share or less than 1%.

(e)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

Annual Report | May 31, 2018	37

Stadion Tactical Defensive Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2018		Year Ended May 31, 2017		Year Ended May 31, 2016		Year Ended May 31, 2015	Year Ended May 31, 2014(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.78		$11.23		$12.12		$11.80	$12.07

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(b)(c)	(0.00	)(d)	(0.03)		(0.06)		(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	1.03		1.58		(0.51)		0.36	0.55
Total from investment operations	1.03		1.55		(0.57)		0.33	0.53
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.03)		–		–		–	(0.02)
Distributions from net realized gains	(0.28)		–		(0.32)		(0.01)	(0.78)
Total distributions	(0.31)		–		(0.32)		(0.01)	(0.80)

NET ASSET VALUE, END OF PERIOD	$13.50		$12.78		$11.23		$12.12	$11.80

TOTAL RETURN(e)	8.03%		13.80%		(4.58%)		2.82%	4.42%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$28,953		$28,338		$12,703		$25,280	$7,333

Ratio of total expenses to average net assets(f)	1.62%		1.75	%(g)	1.76	%(g)	1.70%	1.73	%(g)

Ratio of net expenses to average net assets(f)	1.62%		1.70%		1.70%		1.70%	1.70%

Ratio of net investment loss to average net assets(b)(f)	(0.01%)		(0.28%)		(0.53%)		(0.28%)	(0.19%)

PORTFOLIO TURNOVER RATE	335%		196%		645%		482%	529%

(a)	Prior to March 28, 2014, the Stadion Tactical Defensive Fund was known as the Stadion Core Advantage Fund.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(c)	Per share amounts were calculated using average shares method. (d) Amount rounds to less than $0.01 per share or less than 1%.

(e)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

38	www.stadionfunds.com

Stadion Tactical Defensive Fund – Class T	Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Period August 14, 2017 (Commencement of operations) to May 31, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$12.63

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(a)(b)	(0.04)
Net realized and unrealized gain on investments	0.97
Total from investment operations	0.93
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.03)
Distributions from net realized gains	(0.28)
Total distributions	(0.31)

NET ASSET VALUE, END OF PERIOD	$13.25

TOTAL RETURN(c)	7.34	%(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$1

Ratio of total expenses to average net assets(e)	1.77	%(f)

Ratio of net expenses to average net assets(e)	1.77	%(f)

Ratio of net investment loss to average net assets(a)(e)	(0.40	%)(f)

PORTFOLIO TURNOVER RATE	335	%(g)

(a)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(b)	Per share amounts were calculated using average shares method.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.
(e)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(f)	Annualized.

(g)	Portfolio turnover rate is calculated at the Fund level and represents the year ended May 31, 2018.

See Notes to Financial Statements.

Annual Report | May 31, 2018	39

Stadion Trilogy Alternative Return Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2018		Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2014(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.17		$10.49	$10.66	$10.53	$10.41

INCOME (LOSS) FROM OPERATIONS:
Net investment income(b)(c)	0.11		0.09	0.09	0.04	0.04
Net realized and unrealized gain (loss) on investments	(0.22)		0.68	(0.18)	0.12	0.11
Total from investment operations	(0.11)		0.77	(0.09)	0.16	0.15
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.12)		(0.09)	(0.08)	(0.03)	(0.03)
Total distributions	(0.12)		(0.09)	(0.08)	(0.03)	(0.03)

NET ASSET VALUE, END OF PERIOD	$10.94		$11.17	$10.49	$10.66	$10.53

TOTAL RETURN(d)	(1.02%)		7.37%	(0.79%)	1.54%	1.45%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$23,289		$30,818	$28,898	$39,896	$88,261
Ratio of total expenses to average net assets(e)	1.84	%(f)(g)	1.82%	1.85%	1.82%	1.76%
Ratio of net expenses to average net assets(e)	1.72	%(g)	1.82%	1.85%	1.82%	1.76%
Ratio of net investment income to average net assets(b)(e)	1.02%		0.86%	0.88%	0.38%	0.34%

PORTFOLIO TURNOVER RATE	55%		18%	36%	37%	15%

(a)	Prior to March 28, 2014, the Stadion Trilogy Alternative Return Fund was known as the Stadion Trilogy Fund™.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(c)	Per share amounts were calculated using average shares method.

(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(f)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

(g)	Effective December 31, 2017, the Expense Limitation changed from 1.70% to 1.38% (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan).

See Notes to Financial Statements.

40	www.stadionfunds.com

Stadion Trilogy Alternative Return Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2018		Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2014(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.95		$10.31	$10.49	$10.42	$10.35

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(b)(c)	0.03		0.01	0.01	(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.22)		0.66	(0.17)	0.12	0.11
Total from investment operations	(0.19)		0.67	(0.16)	0.08	0.07
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.03)		(0.03)	(0.02)	(0.01)	–
Total distributions	(0.03)		(0.03)	(0.02)	(0.01)	–

NET ASSET VALUE, END OF PERIOD	$10.73		$10.95	$10.31	$10.49	$10.42

TOTAL RETURN(d)
	(1.75%)		6.46%	(1.53%)	0.75%	0.68%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$11,660		$11,592	$10,573	$11,654	$21,805
Ratio of total expenses to average net assets(e)	2.56	%(f)(g)	2.60%	2.63%	2.58%	2.52%
Ratio of net expenses to average net assets(e)	2.47	%(g)	2.60%	2.63%	2.58%	2.52%
Ratio of net investment income/loss to average net assets(b)(e)	0.26%		0.08%	0.08%	(0.36%)	(0.41%)

PORTFOLIO TURNOVER RATE	55%		18%	36%	37%	15%

(a)	Prior to March 28, 2014, the Stadion Trilogy Alternative Return Fund was known as the Stadion Trilogy Fund™.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(c)	Per share amounts were calculated using average shares method.

(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(f)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

(g)	Effective December 31, 2017, the Expense Limitation changed from 1.70% to 1.38% (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan).

See Notes to Financial Statements.

Annual Report | May 31, 2018	41

Stadion Trilogy Alternative Return Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2018		Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2014(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.20		$10.52	$10.69	$10.55	$10.42

INCOME (LOSS) FROM OPERATIONS:
Net investment income(b)(c)	0.14		0.12	0.11	0.07	0.06
Net realized and unrealized gain (loss) on investments	(0.22)		0.67	(0.17)	0.12	0.11
Total from investment operations	(0.08)		0.79	(0.06)	0.19	0.17
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.15)		(0.11)	(0.11)	(0.05)	(0.04)
Total distributions	(0.15)		(0.11)	(0.11)	(0.05)	(0.04)

NET ASSET VALUE, END OF PERIOD	$10.97		$11.20	$10.52	$10.69	$10.55

TOTAL RETURN(d)
	(0.72%)		7.53%	(0.54%)	1.78%	1.64%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$67,545		$62,571	$39,257	$53,031	$46,578
Ratio of total expenses to average net assets(e)	1.57	%(f)(g)	1.62%	1.64%	1.62%	1.57%
Ratio of net expenses to average net assets(e)	1.47	%(g)	1.62%	1.64%	1.62%	1.57%
Ratio of net investment income to average net assets(b)(e)	1.25%		1.06%	1.07%	0.70%	0.54%

PORTFOLIO TURNOVER RATE	55%		18%	36%	37%	15%

(a)	Prior to March 28, 2014, the Stadion Trilogy Alternative Return Fund was known as the Stadion Trilogy Fund™.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(c)	Per share amounts were calculated using average shares method.

(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(f)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

(g)	Effective December 31, 2017, the Expense Limitation changed from 1.70% to 1.38% (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan).

See Notes to Financial Statements.

42	www.stadionfunds.com

Stadion Trilogy Alternative Return Fund – Class T	Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Period August 14, 2017 (Commencement of operations) to May 31, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$11.26

INCOME (LOSS) FROM OPERATIONS:
Net investment income(a)(b)	0.10
Net realized and unrealized loss on investments	(0.30)
Total from investment operations	(0.20)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.12)
Total distributions	(0.12)

NET ASSET VALUE, END OF PERIOD	$10.94

TOTAL RETURN(c)	(1.84	%)(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$1

Ratio of total expenses to average net assets(e)	1.77	%(f)(g)(h)

Ratio of net expenses to average net assets(e)	1.61	%(f)(h)

Ratio of net investment income to average net assets(a)(e)	1.10	%(f)

PORTFOLIO TURNOVER RATE	55	%(i)

(a)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(b)	Per share amounts were calculated using average shares method.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(f)	Annualized.

(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

(h)	Effective December 31, 2017, the Expense Limitation changed from 1.70% to 1.38% (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan).

(i)	Portfolio turnover rate is calculated at the Fund level and represents the year ended May 31, 2018.

See Notes to Financial Statements.

Annual Report | May 31, 2018	43

Stadion Alternative Income Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2018		Year Ended May 31, 2017		Year Ended May 31, 2016		Year Ended May 31, 2015(a)		Year Ended May 31, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$9.94		$10.15		$9.72		$9.89		$9.91

INCOME (LOSS) FROM OPERATIONS:
Net investment income(b)(c)	0.20		0.18		0.16		0.15		0.15
Net realized and unrealized gain (loss) on investments	(0.25)		(0.21)		0.44		(0.13)		(0.06	)(d)
Total from investment operations	(0.05)		(0.03)		0.60		0.02		0.09
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.43)		(0.17)		(0.17)		(0.19)		(0.11)
Distributions from net realized gains	—		(0.01)		(0.00	)(e)	—		—
Total distributions	(0.43)		(0.18)		(0.17)		(0.19)		(0.11)

NET ASSET VALUE, END OF PERIOD	$9.46		$9.94		$10.15		$9.72		$9.89

TOTAL RETURN(f)	(0.50%)		(0.40%)		6.33%		0.24%		0.91%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$3,015		$6,669		$3,807		$5,226		$2,065

Ratio of total expenses to average net assets(g)	1.90	%(h)	1.46	%(h)	1.73	%(h)	3.77	%(h)	2.55	%(h)

Ratio of net expenses to average net assets(g)	1.40%		1.40%		1.40%		1.40%		1.40%

Ratio of net investment income to average net assets(b)(g)	2.11%		1.81%		1.58%		1.52%		1.53%

PORTFOLIO TURNOVER RATE	7%		40%		18%		485%		294%

(a)	Prior to April 30, 2015, Stadion Alternative Income Fund was known as Stadion Tactical Income Fund.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(c)	Per share amounts were calculated using average shares method.

(d)	Net realized and unrealized loss on investments per share does not correlate to aggregate of the net realized and unrealized gain in the Statements of Operations for the year ended May 31, 2014, primarily due to the timing of the sales and repurchases of the Fund's shares in relation to the fluctuating market values for the Fund's portfolio.

(e)	Amount rounds to less than $0.01 per share or less than 1%.

(f)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(g)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

44	www.stadionfunds.com

Stadion Alternative Income Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2018		Year Ended May 31, 2017		For the Period August 10, 2015 (Commencement of operations) to May 31, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$9.85		$10.11		$9.59

INCOME (LOSS) FROM OPERATIONS:
Net investment income(a)(b)	0.13		0.11		0.09
Net realized and unrealized gain (loss) on investments	(0.26)		(0.22)		0.48
Total from investment operations	(0.13)		(0.11)		0.57
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.35)		(0.14)		(0.05)
Distributions from net realized gains	—		(0.01)		(0.00	)(c)
Total distributions	(0.35)		(0.15)		(0.05)

NET ASSET VALUE, END OF PERIOD	$9.37		$9.85		$10.11

TOTAL RETURN(d)	(1.33%)		(1.15%)		6.00	%(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$2,004		$3,839		$508

Ratio of total expenses to average net assets(f)	2.63	%(g)	2.19	%(g)	2.18	%(g)(h)

Ratio of net expenses to average net assets(f)	2.15%		2.15%		2.15	%(h)

Ratio of net investment income to average net assets(a)(f)	1.39%		1.12%		1.15	%(h)

PORTFOLIO TURNOVER RATE	7%		40%		18	%(i)

(a)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(b)	Per share amounts were calculated using average shares method.

(c)	Amount rounds to less than $0.01 per share or less than 1%.

(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.

(f)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

(h)	Annualized.

(i)	Portfolio turnover rate is calculated at the Fund level and represents the year ended May 31, 2016.

See Notes to Financial Statements.

Annual Report | May 31, 2018	45

Stadion Alternative Income Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2018		Year Ended May 31, 2017		Year Ended May 31, 2016		Year Ended May 31, 2015(a)		Year Ended May 31, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$9.92		$10.13		$9.60		$9.89		$9.91

INCOME (LOSS) FROM OPERATIONS:
Net investment income(b)(c)	0.23		0.20		0.20		0.30		0.17
Net realized and unrealized gain (loss) on investments	(0.26)		(0.21)		0.44		(0.25)		(0.07	)(d)
Total from investment operations	(0.03)		(0.01)		0.64		0.05		0.10
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.46)		(0.19)		(0.11)		(0.34)		(0.12)
Distributions from net realized gains	—		(0.01)		(0.00	)(e)	—		—
Total distributions	(0.46)		(0.20)		(0.11)		(0.34)		(0.12)

NET ASSET VALUE, END OF PERIOD	$9.43		$9.92		$10.13		$9.60		$9.89

TOTAL RETURN(f)
	(0.33%)		(0.17%)		6.70%		0.58%		1.09%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$9,028		$24,903		$84,632		$444		$4,077

Ratio of total expenses to average net assets(g)	1.67	%(h)	1.23	%(h)	1.29	%(h)	3.75	%(h)	2.29	%(h)

Ratio of net expenses to average net assets(g)	1.15%		1.15%		1.15%		1.15%		1.15%

Ratio of net investment income to average net assets(b)(g)	2.33%		1.97%		2.08%		2.96%		1.72%

PORTFOLIO TURNOVER RATE	7%		40%		18%		485%		294%

(a)	Prior to April 30, 2015, Stadion Alternative Income Fund was known as Stadion Tactical Income Fund.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(c)	Per share amounts were calculated using average shares method.

(d)	Net realized and unrealized loss on investments per share does not correlate to aggregate of the net realized and unrealized gain in the Statements of Operations for the year ended May 31, 2014, primarily due to the timing of the sales and repurchases of the Fund's shares in relation to the fluctuating market values for the Fund's portfolio.

(e)	Amount rounds to less than $0.01 per share or less than 1%.

(f)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(g)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

46	www.stadionfunds.com

Stadion Alternative Income Fund – Class T	Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Period August 14, 2017 (Commencement of operations) to May 31, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$9.88

INCOME (LOSS) FROM OPERATIONS:
Net investment income(a)(b)	0.18
Net realized and unrealized loss on investments	(0.27)
Total from investment operations	(0.09)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.33)
Total distributions	(0.33)

NET ASSET VALUE, END OF PERIOD	$9.46

TOTAL RETURN(c)	(0.92	%)(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$1

Ratio of total expenses to average net assets(e)	1.86	%(f)(g)

Ratio of net expenses to average net assets(e)	1.40	%(f)

Ratio of net investment income to average net assets(a)(e)	2.33	%(f)

PORTFOLIO TURNOVER RATE	7	%(h)

(a)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(b)	Per share amounts were calculated using average shares method.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(f)	Annualized.

(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

(h)	Portfolio turnover rate is calculated at the Fund level and represents the year ended May 31, 2018.

See Notes to Financial Statements.

Annual Report | May 31, 2018	47

Stadion Investment Trust	Notes to Financial Statements

May 31, 2018

1. ORGANIZATION

Stadion Tactical Growth Fund (“Tactical Growth Fund”) (formerly known as the Stadion Market Opportunity Fund prior to March 28, 2014), Stadion Tactical Defensive Fund (“Tactical Defensive Fund”) (formerly known as the Stadion Core Advantage Fund prior to March 28, 2014), Stadion Trilogy Alternative Return Fund (“Trilogy Alternative Return Fund”) (formerly known as the Stadion Trilogy FundTM prior to March 28, 2014) and Stadion Alternative Income Fund (“Alternative Income Fund”) (formerly known as the Stadion Tactical Income Fund prior to April 30, 2015), (each, a “Fund,” and collectively, the “Funds”) are each a diversified series of Stadion Investment Trust (the “Trust”), a Delaware Statutory Trust registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.

Tactical Growth Fund is a successor to a previously operational fund, the ETF Market Opportunity Fund (the “Predecessor Fund”), which was a series of the Aviemore Funds, an Ohio business trust. The Predecessor Fund was organized into a series, Class I shares, of the Tactical Growth Fund effective as of the close of business on March 29, 2013. The Predecessor Fund commenced operations on May 3, 2004 and was the only series authorized by the Aviemore Funds. Class A and Class C shares were launched from the Tactical Growth Fund effective April 1, 2013 and Class T shares of the fund were launched effective August 14, 2017. The Fund seeks long-term capital appreciation.

Tactical Defensive Fund commenced operations on January 27, 2004. The public offering of Class A shares, Class C shares, Class I and Class T shares commenced on September 15, 2006, October 1, 2009, May 28, 2010 and August 14, 2017, respectively. The investment objective of the Fund is to seek capital appreciation.

Trilogy Alternative Return Fund commenced operations on April 2, 2012. The public offering of Class A shares, Class C shares and Class I shares commenced on April 2, 2012 and Class T shares of the Fund were launched effective August 14, 2017. The investment objective of the Fund is total return, with an emphasis on lower risk and volatility than the U.S. equity markets.

Alternative Income Fund commenced operations on December 31, 2012. The public offering of Class A shares, Class C shares, Class I and Class T shares commenced on December 31, 2012, August 7, 2015, February 14, 2013 and August 14, 2017, respectively. The investment objective of the Fund is to seek to provide income and absolute portfolio returns, with a secondary emphasis on lower risk and volatility than the U.S. equity markets.

Each Fund currently offers four classes of shares, Class A, Class C, Class I, and Class T. Class A shares are sold subject to a maximum front-end sales load equal to 5.75% of the offering price and a distribution and/or service fee of up to 0.25% of the average net assets attributable to Class A shares, and are also sold subject to a 1.00% contingent deferred sales load on purchases at or above $1 million if redeemed within 12 months of purchase. Class C shares are sold subject to a distribution and/or service fee of up to 1.00% of the average daily net assets attributable to Class C shares and, effective October 1, 2012, sold subject to a 1.00% contingent deferred sales load if redeemed within one year of purchase. Class I shares are sold without any sales loads and distribution and/ or service fees. Class T shares are sold subject to a maximum front-end sales load equal to 2.50% of the offering price and a distribution and/or service fee up to 0.25% of the average net assets attributable to Class T shares. Each class of shares represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its arrangements; and (4) Class I shares are, generally, available for certain broker-dealers and financial intermediaries that have entered into appropriate arrangements with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Security Valuation: The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the time regular trading closes on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time). Securities traded in the NASDAQ market are valued at the NASDAQ Official Closing Price. Other securities, including listed securities for which no sale was reported on that date, are valued at the most recent bid price. Options are valued at the mean of the National Best Bid and Offer (NBBO) prices as determined by the Options Pricing Reporting Authority (ORPA) (which is the best bid and offer price across the option exchanges). If no bid price is readily available, then the option will be valued at the mean of the last quoted ask price and $0.00. If: (i) no bid price is readily available, and (ii) no ask price is readily available, then the option will be valued at the last valid NBBO mean price. Notwithstanding the foregoing, an option may be valued using Fair Valuation when reliable last NBBO prices as of the Valuation Time are not readily available. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Trustees”) and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds’ net asset value calculations; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Open-end investment companies, including money market funds, are valued at the net asset value reported by such registered open-end investment companies. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

48	www.stadionfunds.com

Stadion Investment Trust	Notes to Financial Statements

May 31, 2018

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of May 31, 2018 by security type:

Tactical Growth Fund

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$437,727,720	$–	$–	$437,727,720
Money Market Funds	12,692,019	–	–	12,692,019
Total Investments in Securities	$450,419,739	$–	$–	$450,419,739

Tactical Defensive Fund

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$98,301,942	$–	$–	$98,301,942
Money Market Funds	1,915,431	–	–	1,915,431
Total Investments in Securities	$100,217,373	$–	$–	$100,217,373

Trilogy Alternative Return Fund

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Common Stocks*	$47,690,514	$–	$–	$47,690,514
Exchange-Traded Funds	48,684,134	–	–	48,684,134
Purchased Option Contracts	–	9,763,412	–	9,763,412
Money Market Funds	464,520	–	–	464,520
Total Investments in Securities	$96,839,168	$9,763,412	$–	$106,602,580
Other Financial Instruments
Liabilities
Written Option Contracts	$–	$(4,335,875)	$–	$(4,335,875)
Total	$–	$(4,335,875)	$–	$(4,335,875)

Alternative Income Fund

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Common Stocks*	$13,961,371	$–	$–	$13,961,371
Purchased Option Contracts	–	468,002	–	468,002
Money Market Funds	157,125	–	–	157,125
Total Investments in Securities	$14,118,496	$468,002	$–	$14,586,498
Other Financial Instruments
Liabilities
Written Option Contracts	$–	$(517,455)	$–	$(517,455)
Total	$–	$(517,455)	$–	$(517,455)

*	See Schedule of Investments for Common Stocks determined by sector and industry.

Annual Report | May 31, 2018	49

Stadion Investment Trust	Notes to Financial Statements

May 31, 2018

As of May 31, 2018, the Funds did not have any transfers in and/or out of any Level. The Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2018. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Share Valuation: The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

Securities Transactions and Investment Income: Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Option Transactions: The Funds may purchase and write put and call options on broad-based U.S. and International stock indices or ETFs that replicate the performance of broad-based U.S. and International stock indices as well as short term futures ETFs and bond ETFs. When held, the Funds use option contracts on broad-based U.S. and International stock indices for the purpose of seeking to generate return and manage risk exposure among varying market conditions.

Exchange-Traded Funds (“ETFs”): The Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a fund investing in an ETF will indirectly bear those costs. Such funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices.

Allocation Between Classes: Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the respective Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the respective Fund.

Distributions to Shareholders: Each of the Funds may distribute its net investment income to its shareholders quarterly, but, in any event, expects to distribute substantially all of its net investment income to its shareholders at least annually. Net realized gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales and tax treatment of short term capital gains. Dividends and distributions are recorded on the ex-dividend date.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes: It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

3. SECURITY TRANSACTIONS

During the year ended May 31, 2018, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, amounted to:

	Tactical Growth Fund	Tactical Defensive Fund
Purchases	$347,837,367	$335,416,157
Sales	$327,686,486	$350,663,845

	Trilogy Alternative Return Fund	Alternative Income Fund
Purchases	$62,115,037	$1,456,669
Sales	$62,158,380	$21,737,674

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Stadion Investment Trust	Notes to Financial Statements

May 31, 2018

4. TAX MATTERS

The tax character of distributions made during the year ended May 31, 2018 and May 31, 2017 was as follows:

	Ordinary Income	Long-term Capital Gains	Total Distributions
Tactical Growth Fund
5/31/2018	$67,168	$90	$67,258
5/31/2017	440,408	–	440,408
Tactical Defensive Fund
5/31/2018	$2,178,308	$155,213	$2,333,521
5/31/2017	–	–	–
Trilogy Alternative Return Fund
5/31/2018	$1,340,523	$–	$1,340,523
5/31/2017	724,544	–	724,544
Alternative Income Fund
5/31/2018	$1,057,713	$–	$1,057,713
5/31/2017	1,849,423	107,534	1,956,957

Reclassifications:

At May 31, 2018 permanent differences in the book and tax accounting were reclassified. These differences had no effect on net assets and were primarily attributed to differences in the treatment of certain investments, merger attributes, and treatment of net investment loss. These reclassifications were as follows:

Fund	Accumulated net investment income (loss)	Accumulated net realized gains (losses)	Paid-in capital
Tactical Growth Fund	$372,583	$4,054	$(376,637)
Tactical Defensive Fund	23,375	(57)	(23,318)
Trilogy Alternative Return Fund	1,172	(1)	(1,171)
Alternative Income Fund	514	(1)	(513)

Included in the amounts reclassified for the Tactical Growth Fund was a net operating loss offset to Paid-in capital (“PIC”) of $376,636.

Tax Basis of Investments:

As of May 31, 2018, the aggregate cost of investments and other financial instruments, gross unrealized appreciation (depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

Tactical Growth Fund
Tax cost of portfolio investments	$381,759,001
Gross unrealized appreciation	$69,013,028
Gross unrealized depreciation	(352,290)
Net unrealized appreciation	$68,660,738

Tactical Defensive Fund
Tax cost of portfolio investments	$98,867,098
Gross unrealized appreciation	$1,571,491
Gross unrealized depreciation	(221,216)
Net unrealized appreciation	$1,350,275

Trilogy Alternative Return Fund
Tax cost of portfolio investments	$97,116,199
Gross unrealized appreciation	$16,897,282
Gross unrealized depreciation	(7,410,901)
Net unrealized appreciation	$9,486,381

Alternative Income Fund
Tax cost of portfolio investments	$13,418,415
Gross unrealized appreciation	$11,933,951
Gross unrealized depreciation	(10,765,868)
Net unrealized appreciation	$1,168,083

The difference between the federal income tax cost of portfolio investments and other financial instruments and the financial statement cost for Tactical Growth Fund, Tactical Defensive Fund, Trilogy Alternative Return Fund and Alternative Income Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales and certain market to market adjustments.

Annual Report | May 31, 2018	51

Stadion Investment Trust	Notes to Financial Statements

May 31, 2018

Components of Earnings:

At May 31, 2018, components of distributable earnings on a tax basis were as follows:

	Tactical Growth Fund	Tactical Defensive Fund	Trilogy Alternative Return Fund
Undistributed ordinary income	$–	$–	$179,880
Accumulated capital gains (losses) on investments	11,038,142	(28,161,974)	(4,749,225)
Net unrealized appreciation on investments	68,660,738	1,350,275	9,486,381
Other cumulative effect of timing differences	(1,459,232)	(496,064)	–
Total	$78,239,648	$(27,307,763)	$4,917,036

Alternative Income Fund
Undistributed ordinary income	$55,445
Accumulated capital losses on investments	(985,522)
Net unrealized appreciation on investments	1,168,083
Total	$238,006

Capital Loss Carryforward:

As of May 31, 2018, the Funds have the following capital loss carryforwards. These capital losses carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

During the year ended May 31, 2018, the Fund utilized capital loss carryforwards as follows:

Fund	Amount
Tactical Growth Fund	$(6,484,214)
Tactical Defensive Fund	(11,376,873)
Trilogy Alternative Return Fund	(1,551,672)

Capital losses (no expiration) carried to the next tax year were as follows:

Fund	Short-Term	Long-Term
Tactical Defensive Fund	$28,161,974	$–
Trilogy Alternative Return Fund	224,105	2,227,820
Alternative Income Fund	616,071	–

The Funds elect to defer to the tax year ending May 31, 2019, capital losses recognized during the period November 1, 2017 to May 31, 2018 in the amount of:

Fund	Amount
Trilogy Alternative Return Fund	$2,297,300
Alternative Income Fund	369,451

The Funds elect to defer to the tax year ending May 31, 2019, late year ordinary losses recognized in the amount of:

Fund	Amount
Tactical Growth Fund	$1,459,232
Tactical Defensive Fund	496,064

As of and during the year ended May 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

5. TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreements

Each Fund’s investments are managed by Stadion Money Management, LLC (the “Advisor”) under the terms of an Investment Advisory Agreement (the “Advisory Agreements”). Under the Advisory Agreements, each Fund excluding the Alternative Income Fund has agreed to pay the Advisor an investment advisory fee at an annual rate of 1.25% of its average daily net assets up to $150 million, 1.00% of such assets over $150 million up to $500 million, and 0.85% of such assets over $500 million. The Alternative Income Fund has agreed to pay the Advisor an investment advisory fee at an annual rate of 0.85% of its average daily net assets.

The Advisor has entered into an Expense Limitation Agreement with the Tactical Growth Fund under which it has agreed to waive its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the annual operating expenses of Class A shares, Class C, Class I and Class T shares of the Fund (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 1.30% of the average daily net assets allocable to each Class until October 1, 2018. The Advisor has entered into an Expense Limitation Agreement with respect to the Tactical Defensive Fund under which it has agreed to waive its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the annual operating expenses of Class A shares, Class C shares, Class I shares, and Class T shares of the Funds (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 1.70% of the average daily net assets allocable to each Class until October 1, 2018. Effective December 31, 2017, the Advisor has entered into an Expense Limitation Agreement with respect to the Trilogy Alternative Return Fund under which it has agreed to waive its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the annual operating expenses of Class A shares, Class C shares, Class I shares, and Class T shares of the Fund (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 1.38% of the average daily net assets allocable to each Class until October 1, 2019. Prior to December 31, 2017, the Advisor had entered into an Expense Limitation Agreement with the Trilogy Alternative Return Fund under which it had agreed to waive its fees and to assume other expenses of the Fund, if necessary, in an amount that limited the annual operating expenses of Class A shares, Class C shares, Class I shares and Class T Shares of the Fund (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 1.70% of the average daily net assets allocable to each Class. The Advisor has entered into an Expense Limitation Agreement with the Alternative Income Fund under which it has agreed to waive its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the annual operating expenses of Class A shares, Class C shares, Class I shares and Class T shares of the Fund (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 1.15% of the average daily net assets allocable to each Class until October 1, 2018. Accordingly, during the year ended May 31, 2018, the Advisor waived fees and reimbursed expenses as follows:

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Stadion Investment Trust	Notes to Financial Statements

May 31, 2018

	Tactical Growth Fund	Trilogy Alternative Return Fund	Alternative Income Fund
Total waivers and reimbursements	$253,703	$116,793	$110,237

During the year ended May 31, 2018, there were no advisory fees waived or expenses reimbursed by the Advisor for the Tactical Defensive Fund.

It is expected that the Expense Limitation Agreements will continue from year-to-year, provided such continuance is approved by the Trustees.

If the Advisor so requests, the Advisor may recapture from the Tactical Growth Fund any Tactical Growth Fund operating expenses waived or reimbursed by the Advisor pursuant to the Tactical Growth Fund’s Expense Limitation Agreement that had the effect of reducing Fund Operating Expenses from 1.70% (or lower) to 1.30% from the time the Tactical Growth Fund initially incurred, or the Advisor initially waived or reimbursed, such expenses for a period of three years; provided, however, that the total annual Fund Operating Expenses for the applicable following year, after giving effect to the repayment, shall not exceed 1.30% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the parties may otherwise agree). If the Advisor so requests, the Advisor may recapture from the Trilogy Alternative Return Fund any Trilogy Alternative Return Fund operating expenses waived or reimbursed by the Advisor pursuant to the Trilogy Alternative Return Fund’s Expense Limitation Agreement that had the effect of reducing Fund Operating Expenses from 1.70% (or lower) to 1.38% from the time the Trilogy Alternative Return Fund initially incurred, or the Advisor initially waived or reimbursed, such expenses for a period of three years; provided, however, that the total annual Fund Operating Expenses for the applicable following year, after giving effect to the repayment, shall not exceed 1.38% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the parties may otherwise agree). If the Advisor so requests, the Advisor may recapture from the Alternative Income Fund any Alternative Income Fund operating expense waived or reimbursed by the Advisor pursuant to the Alternative Income Fund’s Expense Limitation Agreement from the time the Alternative Income Fund initially incurred, or the Advisor initially waived or reimbursed, such expenses for a period of three years; provided, however, that the total annual Fund Operating Expenses for the applicable following year, after giving effect to the repayment, shall not exceed 1.15% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the parties may otherwise agree).

As of May 31, 2018, the balance of recoupable expenses for the Tactical Growth Fund, the Alternative Return Fund, and the Alternative Income Fund was as follows:

Fund	2019	2020	2021	Total
Tactical Growth Fund	$460,455	$383,484	$253,703	$1,097,642
Trilogy Alternative Return Fund	$–	$–	$116,793	$116,793
Alternative Income Fund	$81,530	$77,469	$110,237	$269,236

The Chief Compliance Officer of the Trust is an employee of the Advisor. The Trust reimburses the Advisor 50% of the employee’s annual base salary for the services provided by the Chief Compliance Officer of the Trust. Each Fund bears a proportionate share of this fee based on an allocation approved by the Trustees.

Certain Trustees and officers of the Trust are also officers of the Advisor.

Fund Accounting and Administration Agreement

ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) provides administrative, fund accounting and other services to the Funds under the Administration, Bookkeeping and Pricing Services Agreement with the Trust. The Funds pay ALPS customary fees for providing these services.

Transfer Agent and Shareholder Services Agreement

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds (the “Transfer Agent”) under a Transfer Agency and Services Agreement with the Trust. The Funds pay ALPS customary fees for providing these services.

Annual Report | May 31, 2018	53

Stadion Investment Trust	Notes to Financial Statements

May 31, 2018

Distribution Plan

The Trust has adopted plans of distribution (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act that permit Class A, Class C and Class T shares of each Fund to directly incur or reimburse the Funds’ principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plans is 0.25% of each Fund’s average daily net assets attributable to Class A and Class T shares and 1.00% of each Fund’s average daily net assets attributable to Class C shares. The Trust has not adopted a plan of distribution with respect to Class I shares. The expenses of the Plans are reflected as distribution fees in the Statement of Operations of the Funds.

Distribution Agreement

ALPS Distributors, Inc. (“ADI” or the “Distributor”) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Under the terms of a Distribution Agreement with the Trust, the Distributor provides distribution services to the Trust and serves as principal underwriter to the Funds. ADI receives no compensation from the Funds.

6. DERIVATIVE TRANSACTIONS

Derivative Instruments and Hedging Activities: The following discloses the Funds' use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow certain Funds to enter into various types of derivative contracts such as purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce market value of fixed income investments and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons, including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. No Funds invested in futures contracts during the year ended May 31, 2018.

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Stadion Investment Trust	Notes to Financial Statements

May 31, 2018

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

A portion of Trilogy Alternative Return Fund’s and Alternative Income Fund’s securities are pledged as collateral for open written option contracts.

The locations in the Statements of Assets and Liabilities of Trilogy Alternative Return Fund’s and Alternative Income Fund’s derivative positions are as follows:

Risk Exposure	Statements of Assets and Liabilities Location	Fair Value of Asset Derivatives	Statements of Assets and Liabilities Location	Fair Value of Liability Derivatives
Trilogy Alternative Return Fund
Equity Contracts (Purchased Options/Written Options)	Investments in securities: At value	$9,763,412	Written Options; at value	$4,335,875
		$9,763,412		$4,335,875

Risk Exposure	Statements of Assets and Liabilities Location	Fair Value of Asset Derivatives	Statements of Assets and Liabilities Location	Fair Value of Liability Derivatives
Alternative Income Fund
Equity Contracts (Purchased Options/Written Options)	Investments in securities: At value	$468,002	Written Options; at value	$517,455
		$468,002		$517,455

For the Trilogy Alternative Return Fund the average option month-end notional value purchased and written during the year ended May 31, 2018, were $382,020,877 and $332,085,111, respectively. For the Alternative Income Fund the average option month-end notional value purchased and written during the year ended May 31, 2018, were $123,085,660 and $45,957,299, respectively.

Annual Report | May 31, 2018	55

Stadion Investment Trust	Notes to Financial Statements

May 31, 2018

Trilogy Alternative Return Fund’s and Alternative Income Fund’s transactions in derivative instruments during the year ended May 31, 2018, are recorded in the following locations in the Statements of Operations:

Risk Exposure	Statements of Operations Location	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain (Loss) on Derivatives Recognized in Income
Trilogy Alternative Return Fund
Equity Contracts (Purchased Options)	Net realized gains from investments/Net change in unrealized appreciation (depreciation) on investments	$157,035	$(2,099,823)
Equity Contracts (Written Options)	Net realized losses from written option contracts/Net change in unrealized appreciation (depreciation) on written option contracts	(4,457,627)	1,225,562
Total		$(4,300,592)	$(874,261)

Risk Exposure	Statements of Operations Location	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain (Loss) on Derivatives Recognized in Income
Alternative Income Fund
Equity Contracts (Purchased Options)	Net realized gains from investments/Net change in unrealized appreciation (depreciation) on investments	$(1,389,550)	$747,232
Equity Contracts (Written Options)	Net realized losses from written option contracts/Net change in unrealized appreciation (depreciation) on written option contracts	(2,075,189)	454,059
Total		$(3,464,739)	$1,201,291

Tactical Growth Fund and Tactical Defensive Fund had no transactions in derivative instruments during the year ended May 31, 2018.

7.  CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017
Tactical Growth Fund - Class A
Shares sold	2,530,041	4,009,454
Shares issued in reinvestment of distributions to shareholders	773	12,007
Shares redeemed	(3,170,872)	(3,576,086)
Net increase/(decrease) in shares outstanding	(640,058)	445,375
Shares outstanding beginning of period	9,534,870	9,089,495
Shares outstanding end of period	8,894,812	9,534,870

Tactical Growth Fund - Class C
Shares sold	1,593,533	3,110,976
Shares redeemed	(2,252,807)	(2,681,194)
Net increase/(decrease) in shares outstanding	(659,274)	429,782
Shares outstanding beginning of period	8,988,167	8,558,385
Shares outstanding end of period	8,328,893	8,988,167

Tactical Growth Fund - Class I
Shares sold	6,907,059	7,743,793
Shares issued in reinvestment of distributions to shareholders	4,834	28,773
Shares redeemed	(4,000,251)	(6,206,437)
Net increase in shares outstanding	2,911,642	1,566,129
Shares outstanding beginning of period	16,192,315	14,626,186
Shares outstanding end of period	19,103,957	16,192,315

Tactical Growth Fund - Class T (a)
Shares sold	89	–
Net increase in shares outstanding	89	–
Shares outstanding beginning of period	–	–
Shares outstanding end of period	89	–

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Stadion Investment Trust	Notes to Financial Statements

May 31, 2018

	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017
Tactical Defensive Fund - Class A
Shares sold	218,838	345,010
Shares issued in reinvestment of distributions to shareholders	83,581	–
Shares redeemed	(900,659)	(600,881)
Acquisition (Note 10)	–	2,776,082
Net decrease in shares outstanding	(598,240)	(255,871)
Shares outstanding beginning of period	4,210,949	1,690,738
Shares outstanding end of period	3,612,709	4,210,949

Tactical Defensive Fund - Class C
Shares sold	143,444	74,595
Shares issued in reinvestment of distributions to shareholders	42,524	–
Shares redeemed	(516,491)	(350,812)
Acquisition (Note 10)	–	1,559,199
Net decrease in shares outstanding	(330,523)	(276,217)
Shares outstanding beginning of period	2,206,224	923,242
Shares outstanding end of period	1,875,701	2,206,224

Tactical Defensive Fund - Class I
Shares sold	391,589	179,624
Shares issued in reinvestment of distributions to shareholders	46,629	–
Shares redeemed	(509,999)	(394,191)
Acquisition (Note 10)	–	1,300,531
Net decrease in shares outstanding	(71,781)	(214,567)
Shares outstanding beginning of period	2,217,136	1,131,172
Shares outstanding end of period	2,145,355	2,217,136

Tactical Defensive Fund - Class T (a)
Shares sold	79	–
Shares issued in reinvestment of distributions to shareholders	2	–
Net increase in shares outstanding	81	–
Shares outstanding beginning of period	–	–
Shares outstanding end of period	81	–

	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017
Trilogy Alternative Return Fund - Class A
Shares sold	465,776	671,946
Shares issued in reinvestment of distributions to shareholders	24,007	21,789
Shares redeemed	(1,120,435)	(688,557)
Net increase/(decrease) in shares outstanding	(630,652)	5,178
Shares outstanding beginning of period	2,759,651	2,754,473
Shares outstanding end of period	2,128,999	2,759,651

Trilogy Alternative Return Fund - Class C
Shares sold	277,599	353,228
Shares issued in reinvestment of distributions to shareholders	2,945	2,049
Shares redeemed	(252,461)	(322,388)
Net increase in shares outstanding	28,083	32,889
Shares outstanding beginning of period	1,058,482	1,025,593
Shares outstanding end of period	1,086,565	1,058,482

Trilogy Alternative Return Fund - Class I
Shares sold	4,020,975	3,479,473
Shares issued in reinvestment of distributions to shareholders	91,612	42,071
Shares redeemed	(3,539,269)	(1,667,100)
Net increase in shares outstanding	573,318	1,854,444
Shares outstanding beginning of period	5,586,303	3,731,859
Shares outstanding end of period	6,159,621	5,586,303

Trilogy Alternative Return Fund - Class T (a)
Shares sold	89	–
Shares issued in reinvestment of distributions to shareholders	1	–
Net increase in shares outstanding	90	–
Shares outstanding beginning of period	–	–
Shares outstanding end of period	90	–

Annual Report | May 31, 2018	57

Stadion Investment Trust	Notes to Financial Statements

May 31, 2018

	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017
Alternative Income Fund - Class A
Shares sold	22,082	756,640
Shares issued in reinvestment of distributions to shareholders	20,200	9,300
Shares redeemed	(394,111)	(470,221)
Net increase/(decrease) in shares outstanding	(351,829)	295,719
Shares outstanding beginning of period	670,713	374,994
Shares outstanding end of period	318,884	670,713

Alternative Income Fund - Class C
Shares sold	42,569	361,352
Shares issued in reinvestment of distributions to shareholders	11,796	2,945
Shares redeemed	(230,341)	(24,702)
Net increase/(decrease) in shares outstanding	(175,976)	339,595
Shares outstanding beginning of period	389,892	50,297
Shares outstanding end of period	213,916	389,892

Alternative Income Fund - Class I
Shares sold	381,711	4,873,820
Shares issued in reinvestment of distributions to shareholders	64,729	173,246
Shares redeemed	(2,000,077)	(10,891,398)
Net decrease in shares outstanding	(1,553,637)	(5,844,332)
Shares outstanding beginning of period	2,511,363	8,355,695
Shares outstanding end of period	957,726	2,511,363

Alternative Income Fund - Class T (a)
Shares sold	101	–
Shares issued in reinvestment of distributions to shareholders	4	–
Net increase in shares outstanding	105	–
Shares outstanding beginning of period	–	–
Shares outstanding end of period	105	–

(a)	Class T shares commenced operations on August 14, 2017.

8. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Tactical Defensive Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the SPDR® S&P 500® ETF Trust and iShares® Russell 2000® ETF. The SPDR® S&P® ETF Trust was established as a New York statutory trust and is registered under the Investment Company Act of 1940, as amended. The iShares® Russell 2000® ETF was established as a New York statutory trust and is registered under the Investment Company Act of 1940, as amended. The Fund may redeem its investments from the SPDR® S&P® ETF Trust and iShares® Russell 2000® ETF, (the “ETFs”) at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The latest financial statements for the ETFs can be found at www.sec.gov.

The Fund’s performance may be directly affected by the performance of the ETFs. As of May 31, 2018, the percentage of net assets invested in the SPDR® S&P 500® ETF Trust and iShares® Russell 2000® ETF by the Tactical Defensive Fund was 36.06% and 27.03%, respectively.

10. FUND REORGANIZATIONS

On November 14, 2016 the Board unanimously approved an Agreement and Plan of Reorganization and Termination (the “Agreement”) pursuant to which the Tactical Defensive Fund (the “Survivor Fund”) would acquire all of the assets and liabilities of the Managed Risk 100 Fund (the “Target Fund”) in exchange for shares of the Survivor Fund (the “Reorganization”).The Agreement required approval of the Target Fund’s shareholders and was submitted to such shareholders for their consideration at a meeting on April 14, 2017. The Agreement was approved by the Target Fund’s shareholders, the Reorganization occurred as of the close of business on April 27, 2017 (the “Reorganization Date”). On the Reorganization Date, the assets and liabilities of the Acquired Fund were transferred to the Tactical Defensive Fund in exchange for shares of the Tactical Defensive Fund. Pursuant to the Agreement, each shareholder of Class A, Class C and Class I shares of the Acquired Fund became the owner of the number of corresponding full and fractional shares of the Tactical Defensive Fund, having an equal aggregate net asset value. On the Reorganization Date, the Acquired Fund and the Tactical Defensive Fund reported the following financial information:

58	www.stadionfunds.com

Stadion Investment Trust	Notes to Financial Statements

May 31, 2018

Acquiring Fund	Shares Outstanding of Acquiring Fund	Net Assets of Acquiring Fund	Acquired Fund	Acquired Fund Shares Exchanged	Net Assets of Acquired Fund Exchanged
Tactical Defensive Fund	3,270,196	$40,576,578	Managed Risk 100 Fund	5,635,812	$69,638,492

The investment portfolio value and unrealized appreciation/ (depreciation) as of the Reorganization Date for the Acquired Fund was as follows:

Acquired Fund	Portfolio Value	Unrealized Appreciation of Acquired Fund
Managed Risk 100 Fund	$68,679,442	$1,604,631

Immediately following the Reorganization the net assets of the combined Tactical Defensive Fund was $110,215,070.

The Reorganization qualified as a tax-free reorganization for federal income tax purposes. The Tactical Defensive Fund acquired the following unused capital loss carryforwards for potential utilization, subject to certain tax limitations:

Fund	Short-Term	Long-Term
Managed Risk 100 Fund	$39,797,145	–

Assuming the Reorganization had been completed on June 1, 2016, the beginning of the annual reporting period for the Tactical Defensive Fund, the Tactical Defensive Fund’s pro forma results of operations for the year ended May 31, 2017 are as follows:

Net Investment Income (Loss)	$(449,521)
Net Realized and Unrealized Gain on Investments	11,781,463
Net Increase in Net Assets Resulting from Operations	$11,331,942

Because the combined investment portfolios have been managed as a single integrated portfolio since the closing of the Reorganization, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Tactical Defensive Fund’s Statement of Operations since the Reorganization Date.

11. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Annual Report | May 31, 2018	59

Stadion Investment Trust	Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Stadion Investment Trust
and the Shareholders of Stadion Tactical Growth Fund,
Stadion Tactical Defensive Fund, Stadion Trilogy Alternative Return Fund,
and Stadion Alternative Income Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Stadion Tactical Growth Fund, Stadion Tactical Defensive Fund, Stadion Trilogy Alternative Return Fund, and Stadion Alternative Income Fund, each a series of shares of beneficial interest in Stadion Investment Trust (the “Funds”), including the schedules of investments, as of May 31, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the respective years and periods presented, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of May 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the respective years and periods presented in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of those financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2018 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Stadion Investment Trust since 2005.

Philadelphia, Pennsylvania

July 25, 2018

60	www.stadionfunds.com

Stadion Investment Trust	Additional Information

May 31, 2018 (Unaudited)

OTHER INFORMATION

The Trust files a complete listing of portfolio holdings of the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling 1-866-383-7636. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-383-7636, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-383-7636, or on the SEC’s website at http://www.sec.gov.

FEDERAL TAX INFORMATION (UNAUDITED)

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended December 31, 2017, the percentages qualifying for the dividend received deduction available to corporate shareholders are as follows:

Fund Name	Percentage
Stadion Tactical Growth Fund	100.00%
Stadion Tactical Defensive Fund	45.78%
Stadion Trilogy Alternative Return Fund	100.00%
Stadion Alternative Income Fund	100.00%

For the year ended December 31, 2017, the following percentages of total ordinary dividends paid by the Funds are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. The percentages were as follows:

Fund Name	Percentage
Stadion Tactical Growth Fund	100.00%
Stadion Tactical Defensive Fund	56.44%
Stadion Trilogy Alternative Return Fund	100.00%
Stadion Alternative Income Fund	100.00%

In early 2018, if applicable, shareholders of record received this information for the distribution paid to them by the Funds during the calendar year 2017 via Form 1099. The Funds will notify shareholders in early 2019 of amounts paid to them by the Funds, if any, during the calendar year 2018.

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Stadion Tactical Defensive Fund designated $155,213 as long-term capital gain dividends.

Annual Report | May 31, 2018	61

Stadion Investment Trust	Board of Trustees and Executive Officers

May 31, 2018 (Unaudited)

STADION INVESTMENT TRUST

BOARD OF TRUSTEES AND EXECUTIVE OFFICERS

The Board of Trustees has overall responsibility for management of the Trust’s affairs. The Trustees serve during the lifetime of Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its daytoday operations. The officers have been elected for an annual term. The Fund’ SAI includes additional information about the Trustees and is available without charge upon request by calling 1-866-383-7636 or on the Fund’ website, www.stadionfunds.com. The Independent Trustees of the Trust received aggregate compensation of $82,500 during the fiscal year ended May 31, 2018 for their services to the Funds and Trust. Interested Trustees and Officers did not receive compensation from the Funds for the services to the Funds and the Trust. The following are the Trustees and executive officers of the Trust:

Name and Age	Position(s) held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
James M. Baker (age 66)	Trustee	Since June 2003	Mr. Baker has been the President of Baker & Lassiter, Inc. (real estate development and management) since 1994.	4	Mr. Baker serves as a director of Resurgens Bank, a closely held state chartered bank.
Norman A. McLean (age 63)	Trustee	Since June 2003	Mr. McLean has been the Director of Marketing/Public Relations for St. Mary’s Health Care System (health care) since September 2005.	4	None
Ronald C. Baum (age 76)	Trustee	Since July 2011	Mr. Baum was a Managing Partner for the Atlanta office of Grant Thornton LLP (public accounting firm) from 1987 through 2002.	4	None
INTERESTED TRUSTEE**
Gregory L. Morris (age 70)	Trustee and Chairman	Since June 2007	Mr. Morris was a portfolio manager and investment committee member of the Adviser and its predecessor firm (Stadion Money Management, Inc.) from November 2004 to September 2014.	4	None

OTHER EXECUTIVE OFFICERS
Judson P. Doherty (age 49)	Chief Executive Officer and President (Principal Executive Officer)	Since June 2006	Mr. Doherty has been Chief Executive Officer since April 2015 and President of the Adviser and its predecessor firm (Stadion Money Management, Inc.) since 2007. He was Chief Financial Officer of Stadion Money Management, Inc. from 2001 until 2011 and Chief Compliance Officer of Stadion Money Management, Inc. and the Trust from 2004 to 2010. He is also a member of the Adviser’s investment committee.	n/a	None

62	www.stadionfunds.com

Stadion Investment Trust	Board of Trustees and Executive Officers

May 31, 2018 (Unaudited)

Name and Age	Position(s) held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Duane L. Bernt (age 47)	Treasurer (Principal Financial Officer)	Since October 2012	Mr. Bernt has been the Chief Financial Officer of the Adviser since 2011. Previously, he was a Senior Vice President of Lincoln Financial Group (a financial services firm) from 1998 to 2011.	n/a	None
Michael D. Isaac (age 42)	Chief Compliance Officer	Since April 2010	Mr. Isaac has been the Chief Compliance Officer of the Adviser and its predecessor firm (Stadion Money Management, Inc.) since 2010. Previously, he was Chief Compliance Officer of J.P. Turner & Company LLC (a broker/dealer) from 2006 to 2010.	n/a	None
Edward Corrao (age 52) 1290 Broadway, Suite 1100 Denver, CO 80203	Secretary	Since July 2017	Mr. Corrao, is a Senior Counsel and Vice President for ALPS Fund Services, Inc., since 2017. Previously, he was a Senior Legal Counsel at State Street Global Advisors from 2011 to 2017.	n/a	None
Michael C. Herrera (age 32) 1290 Broadway, Suite 1100 Denver, CO 80203	Assistant Treasurer	Since November 2016	Mr. Herrera has served in numerous roles with ALPS Fund Services, Inc. since 2007, most recently as Fund Controller.	n/a	None

*	The Fund Complex consists of the Stadion Tactical Growth Fund, Stadion Tactical Defensive Fund, Stadion Trilogy Alternative Return Fund, and Stadion Alternative Income Fund.

**	Gregory L. Morris is an Interested Trustee because he was an employee of the Adviser from November 2004 to December 2014.

Annual Report | May 31, 2018	63

Stadion Investment Trust	Approval of Investment Advisory Agreements

May 31, 2018 (Unaudited)

At an in-person meeting held on February 6, 2018, at which all of the Trustees were present, except Mr. Baker who participated by telephone, the Board of Trustees (the “Board”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940 (the “1940 Act”), of the Trust (the “Independent Trustees”) voting separately, reviewed and approved the Investment Advisory Agreements (the “Advisory Agreements”) with the Advisor for the Stadion Tactical Growth Fund, the Stadion Tactical Defensive Fund, the Stadion Trilogy Alternative Return Fund and the Stadion Alternative Income Fund, (each a “Fund” and together, the “Funds”).

In the course of their deliberations, the Board was advised by legal counsel and the Independent Trustees were advised by independent legal counsel. The Board received and reviewed a substantial amount of information provided by the Advisor in response to requests of the Board and counsel.

In considering the approval of the Advisory Agreements and reaching their conclusions with respect thereto, the Board reviewed and analyzed various factors that they determined were relevant, including the factors described below:

(i)	The nature, extent, and quality of the services provided by the Adviser. In this regard, the Board reviewed the services being provided by the Adviser to the Stadion Tactical Growth Fund, the Stadion Tactical Defensive Fund, the Stadion Trilogy Alternative Return Fund and the Stadion Alternative Income Fund, including, without limitation, the nature and quality of the investment advisory services since each Fund’s inception, its coordination of services for the Funds by the Funds’ service providers, its compliance procedures and practices, and its distribution efforts to promote the Funds. The Board noted that certain of the Trust’s executive officers are employees of the Adviser, and serve the Trust without additional compensation from the Funds. After reviewing the foregoing information and further information in the Adviser Memorandum, the Board concluded that the investment performance of the Funds and the Adviser was consistent with the Funds’ investment objective and policies and therefore satisfactory.

(ii)	The investment performance of the Funds and Adviser. In this regard, the Board compared the performance of the Stadion Tactical Growth Fund, the Stadion Tactical Defensive Fund, the Stadion Trilogy Alternative Return Fund and the Stadion Alternative Income Fund with the performance of each Fund’s benchmark indices and comparable peer group funds. The Board also considered the consistency of the Adviser’s management of each Fund with the Fund’s investment objective and policies. The Board considered the performance of other funds identified by the Adviser as “competitor” funds, other funds in each Funds’ Morningstar category, and each Funds’ Morningstar ratings; however, the Board noted that comparisons with other funds in the Funds’ respective Morningstar categories are of limited benefit considering each Funds’ relatively unique investment approaches. After consideration of the short and long-term investment performance of each Fund, the Adviser’s experience in managing the Funds and separate accounts, the continuity of the Adviser’s personnel and other factors, the Board concluded that the investment performance of the Funds and the Adviser has been satisfactory.

(iii)	The costs of the services to be provided and profits to be realized by the Adviser from its relationship with the Funds. In this regard, the Board considered the Adviser’s staffing, personnel, and methods of operating; the Adviser’s compliance policies and procedures; the financial condition of the Adviser and the level of commitment to the Funds and the Adviser by the principals of the Adviser; the asset levels of the Funds; the Adviser’s prior payment of startup costs for the Funds, the costs associated with distribution efforts of the Funds; and the overall expenses of the Funds, including certain fee waivers and expense reimbursements by the Adviser on behalf of the Funds. The Board discussed each Fund’s Expense Limitation Agreement with the Adviser, and considered the Adviser’s past fee waivers with respect to each Fund.

The Board also considered potential benefits to the Adviser in managing the Funds, including promotion of the Adviser’s name and the ability for the Adviser to place small accounts into the Funds. The Board compared the fees and expenses of each Fund (including the management fee) to a peer group of other funds comparable to the Fund. It was noted that, while the management fee and net expense ratio of each of the Funds were generally higher than the Morningstar category average, each Fund has a relatively unique investment approach, and therefore comparisons of the Funds’ expenses with other funds in the Funds’ respective Morningstar category were not necessarily appropriate. The Board also considered that each Fund’s size was smaller than many funds in their respective Morningstar category average. The Board also compared the fees paid by each Fund to fees paid by other funds identified by Adviser as “competitor” funds. The Board also compared the fees paid by each Fund to fees paid by other SMA clients of the Adviser, and considered the similarities and differences in the services received by such other clients as compared to the services received by the Funds. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by Stadion Tactical Growth Fund, the Stadion Tactical Defensive Fund, the Stadion Trilogy Alternative Return Fund and the Stadion Alternative Income Fund are appropriate and within the range of what would have been negotiated at arm’s length.

(iv)	The extent to which economies of scale would be realized as the Stadion Tactical Growth Fund, the Stadion Tactical Defensive Fund, the Stadion Trilogy Alternative Return Fund, the Stadion Alternative Income Fund grow and whether management fee levels reflect these economies of scale for the benefit of each Fund’s investors. In this regard, the Board considered that each Fund’s fee arrangement with the Adviser involves both a management fee and an Expense Limitation Agreement. The Board considered that several Funds were currently experiencing benefits from the Fund’s Expense Limitation Agreement, and that several Funds have experienced benefits from its Expense Limitation Agreement in prior years. The Board also considered the benefit to the Funds of the existing fee breakpoints. Going forward, the Board noted that each Fund has the potential to benefit from economies of scale under its agreements with the Adviser and other service providers, and acknowledged that, due to the Adviser’s unique investment approach, expected benefits from improved economies of scale may be lessened because of the additional complexities faced by the Adviser even if assets under management increase. Following further discussion of the Funds’ asset levels, expectations for growth and levels of fees, the Board determined that the Funds’ fee arrangements with the Adviser continue to provide benefits through the Expense Limitation Agreement and that, at the Funds’ current and projected asset levels for the next year, the Funds’ arrangements with the Adviser are fair and reasonable.

64	www.stadionfunds.com

Stadion Investment Trust	Approval of Investment Advisory Agreements

May 31, 2018 (Unaudited)

After full consideration of the above factors as well as other factors, the Board unanimously concluded that approval of the Advisory Agreements was in the best interest of the Funds and its shareholders. No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve the Advisory Agreements. Rather, the Trustees concluded, in light of their weighing and balancing all factors, that approval of the Advisory Agreements was in the best interest of the Funds and its shareholders.

Annual Report | May 31, 2018	65

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stadion Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

The Stadion Funds are distributed by ALPS Distributors, Inc.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics has been filed with the Commission. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics. Pursuant to Item 2(f) of Form N-CSR the registrant has posted such code of ethics on its Internet website.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Ronald C. Baum. Mr. Baum is “independent” for purposes of this Item. Mr. Baum was a Managing Partner for the Atlanta office of Grant Thornton LLP from 1987 through 2002.

Item 4.	Principal Accountant Fees and Services.

(a)         Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or were $56,000 and $56,000 with respect to the registrant’s fiscal years ended May 31, 2018 and 2017, respectively.

(b)         Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)         Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $8,000 and $12,000 with respect to each of the registrant’s fiscal years ended May 31, 2018 and 2017, respectively. The services comprising these fees are the preparation of the registrant’s federal and state income and federal excise tax returns, and assistance with distribution calculations.

(d)         All Other Fees.

(e)(1)     The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)     None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)          Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)         During the fiscal years ended May 31, 2018 and 2017, aggregate non-audit fees of $8,000 and $12,000, respectively, were billed by the registrant’s accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)         The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)    Schedule filed with Item 1

(b)    Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures in place to consider nominees recommended by shareholders. The registrant’s nominating committee generally will not consider nominees recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

(a)(1) The Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions is attached hereto as Exhibit 13(a)(1).

(a)(2) The certifications required by Item 13(a)(2) of Form N-CSR are filed herewith as Exhibit 99.CERT.

EXHIBIT LIST

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stadion Investment Trust

By (Signature and Title)*	/s/ Judson P. Doherty
Judson P. Doherty, President

Date:	August 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judson P. Doherty
Judson P. Doherty, President and Principal Executive Officer

Date:	August 8, 2018

By (Signature and Title)*	/s/ Duane L. Bernt
Duane L. Bernt, Treasurer and Principal Financial Officer

Date:	August 8, 2018

*	Print the name and title of each signing officer under his or her signature.